UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22120
Oppenheimer Portfolio Series: Fixed Income Active Allocation Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: January 31
Date of reporting period: 01/31/2009

Item 1. Reports to Stockholders.

January 31, 2009

Oppenheimer Portfolio Series

Fixed Income Active Allocation Fund

Management Commentaries and Annual Report

MANAGEMENT COMMENTARIES

Market Recap and Outlook

Listing of Top Holdings

ANNUAL REPORT

Fund Performance Discussion

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

January 31, 2009 Oppenheimer Portfolio Series Management Fixed Income Active Commentaries and Allocation Fund Annual Report MANAGEMENT COMMENTARIES Market Recap and Outlook Listing of Top Holdings ANNUAL REPORT Fund Performance Discussion Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS
Asset Class Allocation
Fund holdings and allocations are subject to change. Percentages are as of January 31, 2009, and are based on the total market value of investments.

8	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended January 31, 2009, followed by a graphical comparison of the Fund’s performance to appropriate broad-based market indices.
Management’s Discussion of Fund Performance. For the 12-month period ended January 31, 2009, Oppenheimer Portfolio Series Fixed Income Active Allocation Fund’s Class A shares (without sales charge) produced a total return of —29.91%. By comparison, the Barclays Capital Aggregate Bond Index and the Citigroup World Government Bond Index, produced total returns of 2.59% and 2.28%, respectively.
     We generally maintained a consistent allocation strategy for the Fund throughout the reporting period. At period end, approximately 56% of the Fund’s assets were allocated to Oppenheimer Core Bond Fund, approximately 29% were allocated to Oppenheimer International Bond Fund and approximately 15% of the Fund’s assets were allocated to Oppenheimer Master Loan Fund, LLC.
     The Fund’s largest holding at period end, Oppenheimer Core Bond Fund’s Class Y shares, substantially underperformed the Barclays Capital Aggregate Bond Index with a return of —38.72% for the 12-month period ended January 31, 2009. An unprecedented and unanticipated widening of credit spreads of mortgage-backed securities (MBS) over Treasury securities, which accelerated during the month of November 2008, had a negative impact on the underlying fund’s positions in total return swaps in the commercial mortgage-backed securities (CMBS) sector. Second, the historical correlation between highly rated securities and Treasuries and investor behavior in past economic crises did not occur in this one. Accordingly, amidst the difficult financial conditions, in a flight to safety, investors flocked to U.S. Treasury securities and not to highly-rated non-Treasury securities, such as the ones the underlying fund held, which also contributed to the poor performance. Third, liquidity virtually disappeared as the markets in mortgage-related instruments effectively shut down.
     Rather than continuing to expand their positions, traditional financial intermediaries began aggressively shrinking their balance sheets, severely limiting the ability of the underlying fund’s portfolio team to either scale back or hedge away portfolio holdings that detracted from performance, which had a negative impact on performance. These events contributed to the decline in the underlying fund’s net asset value during the period (and especially in the fourth quarter). The underlying fund’s performance was also hurt by credit default swaps it had entered into in various sectors (such as the financial and auto-related sectors), as well as certain investments in high-yield debt of auto-related companies and auto-financing entities. Within the challenging constraints of the limited liquidity in the market, the portfolio managers of this underlying fund moved to adjust the positions in total return swaps in the CMBS sector, and to seek liquidity to position the underlying fund to deal with the effect of ongoing volatility.
     The Fund’s second largest holding at period end, Oppenheimer International Bond Fund’s Class Y shares, returned —7.03% for the 12-month period ended January 31, 2009, underperforming its benchmark, the Citigroup Non-U.S. Dollar World Government Bond

9	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

FUND PERFORMANCE DISCUSSION
Index. Nevertheless, this underlying fund weathered the global downturn significantly better than the two other underlying funds held at period end. This underlying fund favored bonds from emerging markets with relatively high inflation-adjusted yields. Its results suffered due to its longstanding emphasis on bonds and investments linked to the currencies of emerging markets. Brazil and Russia ranked as two of the harder hit areas during the financial crisis, but Mexico’s debt and currency held up relatively well due to its proactive monetary policy, and Turkey benefited from lower oil prices as commodity prices moderated.
     The Fund’s third largest holding at period end, Oppenheimer Master Loan Fund, LLC returned –22.85% for the 12-month period ended January 31, 2009, while its benchmark, the Credit Suisse Leveraged Loan Index, returned –22.23%. Our allocation to Oppenheimer Master Loan Fund, LLC reflected our belief that senior bank loans had been punished too severely in the financial crisis, and they were likely to benefit from a potential rebound. However, despite a rally in January 2009, senior bank loans also generally declined steeply over the reporting period. The portfolio managers of this underlying fund adopted a defensive investment posture, focusing on loans to companies that, in their analysis, had the ability to service their debt in a recession. They found a number of such companies in industry groups that historically have been relatively insensitive to changes in the economy, including the health care, food and wireless telecommunications sectors. In contrast, they found relatively few companies meeting their criteria in the economically sensitive retail, consumer products, housing and building materials sectors. Nonetheless, the underlying fund’s performance suffered due mainly to weakness in the transportation and media sectors.
     Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund until January 31, 2009. Performance is measured from the inception of the Classes on December 19, 2007. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestment of all dividends and capital gains distributions. Past performance cannot guarantee future results.
     The Fund’s performance is compared to the performance of the Barclays Capital Aggregate Bond Index and the Citigroup World Government Bond Index. The Barclays Capital Aggregate Bond Index (formerly known as the “Lehman Brothers Aggregate Bond Index”) is an unmanaged broad-based index of investment grade corporate debt. The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign governments. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund’s performance reflects the effects of the Fund’s business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments in the index.

10	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
Average Annual Total Returns of Class A Shares with Sales Charge of the Fund at 1/31/09
1-Year -33.24% Since Inception (12/19/07) -30.07%
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 4% (since inception); and for Class C and N shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. See page 16 for further information.

11	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

FUND PERFORMANCE DISCUSSION
Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
Average Annual Total Returns of Class B Shares with Sales Charge of the Fund at 1/31/09
1-Year -33.72% Since Inception (12/19/07) -29.95%

12	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
Average Annual Total Returns of Class C Shares with Sales Charge of the Fund at 1/31/09
1-Year -31.03% Since Inception (12/19/07) -27.51%
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 4% (since inception); and for Class C and N shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. See page 16 for further information.

13	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

FUND PERFORMANCE DISCUSSION
Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
Average Annual Total Returns of Class N Shares with Sales Charge of the Fund at 1/31/09
1-Year -30.72% Since Inception (12/19/07) -27.72%

14	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
Average Annual Total Returns of Class Y Shares of the Fund at 1/31/09
1-Year -29.81% Since Inception (12/19/07) -26.85%
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 4% (since inception); and for Class C and N shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. See page 16 for further information.

15	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

     NOTES
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 12/19/07. Unless otherwise noted, Class A returns include the maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 12/19/07. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 4% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 12/19/07. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 12/19/07. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 12/19/07. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.

16	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions

17	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

FUND EXPENSES Continued
described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	August 1, 2008	January 31, 2009	January 31, 2009

Actual
Class A	$1,000.00	$719.00	$2.99
Class B	1,000.00	716.40	6.07
Class C	1,000.00	717.10	6.20
Class N	1,000.00	719.00	4.03
Class Y	1,000.00	719.20	2.73

Hypothetical (5% return before expenses)
Class A	1,000.00	1,021.67	3.51
Class B	1,000.00	1,018.10	7.13
Class C	1,000.00	1,017.95	7.28
Class N	1,000.00	1,020.46	4.73
Class Y	1,000.00	1,021.97	3.21
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2009 are as follows:

Class	Expense Ratios

Class A	0.69%
Class B	1.40
Class C	1.43
Class N	0.93
Class Y	0.63
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

18	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS January 31, 2009

	Shares	Value

Investment Companies—100.2%[1]
Fixed Income Funds—100.2%
Oppenheimer Core Bond Fund, Cl. Y2	2,598,499	$15,019,324
Oppenheimer International Bond Fund, Cl. Y	1,349,551	7,692,439
Oppenheimer Master Loan Fund, LLC	550,939	4,111,370
Total Investments, at Value (Cost $36,047,172)	100.2%	26,823,133
Liabilities in Excess of Other Assets	(0.2)	(49,491)

Net Assets	100.0%	$26,773,642

Footnotes to Statement of Investments

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	January 31, 2008	Additions	Reductions	January 31, 2009

Oppenheimer Champion Income Fund, Cl. Y	46,920	122,490	169,410	—
Oppenheimer Core Bond Fund, Cl. Y	146,916	2,836,217	384,634	2,598,499
Oppenheimer Institutional Money Market Fund, Cl. E	25,815	26,572,002	26,597,817	—
Oppenheimer International Bond Fund, Cl. Y	63,429	1,450,133	164,011	1,349,551
Oppenheimer Master Loan Fund, LLC	41,020	619,854	109,935	550,939

				Realized
	Value	Income		Loss

Oppenheimer Champion Income Fund, Cl. Y	$—	$1,552		$50,042
Oppenheimer Core Bond Fund, Cl. Y	15,019,324	108,665		1,065,843
Oppenheimer Institutional Money Market Fund, Cl. E	—	5,306		—
Oppenheimer International Bond Fund, Cl. Y	7,692,439	346,918		124,653
Oppenheimer Master Loan Fund, LLC	4,111,370	307,357	[a]	49,760	[a]

	$26,823,133	769,798		$1,290,298

Tax Return of Capital[b]		(5,637)

		$764,161

a.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

b.	During the Fund’s current fiscal year, a portion of the calendar year 2008 distributions it received from the Class Y shares of Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund were determined to be tax return of capital distributions. The character of these distributions was determined in accordance with income tax regulations and is based on the calendar year, which differs from the Fund’s fiscal year. The negative amount disclosed was originally estimated as income in the Fund’s prior fiscal year and has been reclassified as a tax return of capital in the current fiscal year.

2.	The individual financial statements of Oppenheimer Core Bond Fund as of and for the period ended December 31, 2008 are included herein beginning on page 26.

F1	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1–quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2–inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3–unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of January 31, 2009:

	Investments in	Other Financial
Valuation Description	Securities	Instruments*

Level 1—Quoted Prices	$26,823,133	$—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$26,823,133	$—

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.

F2	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES January 31, 2009

Assets
Investments, at value—see accompanying statement of investments—affiliated companies (cost $ 36,047,172)	$26,823,133
Receivables and other assets:
Dividends	126,472
Investments sold	99,413
Shares of beneficial interest sold	60,869
Other	2,327

Total assets	27,112,214

Liabilities
Bank overdraft	68,277
Payables and other liabilities:
Investments purchased	131,291
Shares of beneficial interest redeemed	72,928
Legal, auditing and other professional fees	31,283
Shareholder communications	13,347
Dividends	13,308
Distribution and service plan fees	4,766
Transfer and shareholder servicing agent fees	2,658
Other	714

Total liabilities	338,572

Net Assets	$26,773,642

Composition of Net Assets
Par value of shares of beneficial interest	$4,095
Additional paid-in capital	37,113,179
Accumulated net investment income	141,672
Accumulated net realized loss on investments	(1,261,265)
Net unrealized depreciation on investments	(9,224,039)

Net Assets	$26,773,642

F3	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $14,790,026 and 2,261,655 shares of beneficial interest outstanding)	$6.54
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$6.87

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,426,466 and 371,047 shares of beneficial interest outstanding)	$6.54

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $6,915,038 and 1,058,082 shares of beneficial interest outstanding)	$6.54

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,485,226 and 380,204 shares of beneficial interest outstanding)	$6.54

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $156,886 and 23,993 shares of beneficial interest outstanding)	$6.54
See accompanying Notes to Financial Statements.

F4	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

STATEMENT OF OPERATIONS For the Year Ended January 31, 2009

Allocation of Income and Expenses from master funds[1]
Net investment income allocated from Oppenheimer Master Loan Fund, LLC:
Interest	$303,414
Dividends	3,943
Expenses[2]	(11,168)

Net investment income from Oppenheimer Master Loan Fund, LLC	296,189

Investment Income
Dividends from affiliated companies	456,804
Interest	405

Total investment income	457,209

Expenses
Management fees	13,033
Distribution and service plan fees:
Class A	28,750
Class B	20,014
Class C	57,692
Class N	5,924
Transfer and shareholder servicing agent fees:
Class A	12,425
Class B	2,993
Class C	7,966
Class N	1,203
Class Y	88
Shareholder communications:
Class A	11,667
Class B	6,291
Class C	11,891
Class N	1,648
Class Y	279
Legal, auditing and other professional fees	34,736
Trustees’ compensation	7,155
Custodian fees and expenses	254
Other	4,462

Total expenses	228,471
Less reduction to custodian expenses	(12)
Less waivers and reimbursements of expenses	(26,986)

Net expenses	201,473

Net Investment Income	551,925

1.	The Fund invests in certain affiliated mutual funds that expect to be treated as partnerships for tax purposes.

2.	Net of expense waivers and/or reimbursements of $147.

F5	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

STATEMENT OF OPERATIONS Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments:
Affiliated companies	$(1,240,538)
Distributions received from affiliated companies	56,632
Allocated from Oppenheimer Master Loan Fund, LLC	(49,760)

Net realized loss	(1,233,666)
Net change in unrealized depreciation on:
Investments	(7,850,299)
Allocated from Oppenheimer Master Loan Fund, LLC	(1,364,950)

Net change in unrealized depreciation	(9,215,249)

Net Decrease in Net Assets Resulting from Operations	$(9,896,990)

See accompanying Notes to Financial Statements.

F6	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended January 31,	2009	2008[1]

Operations
Net investment income	$551,925	$11,341
Net realized gain (loss)	(1,233,666)	792
Net change in unrealized depreciation	(9,215,249)	(8,790)

Net increase (decrease) in net assets resulting from operations	(9,896,990)	3,343

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(261,092)	(7,500)
Class B	(38,190)	(826)
Class C	(108,632)	(1,474)
Class N	(27,015)	(917)
Class Y	(3,847)	(890)

	(438,776)	(11,607)
Tax return of capital distribution from net investment income:
Class A	(561,292)	—
Class B	(82,101)	—
Class C	(233,535)	—
Class N	(58,075)	—
Class Y	(8,270)	—

	(943,273)	—
Distributions from net realized gain:
Class A	(377)	—
Class B	(62)	—
Class C	(181)	—
Class N	(68)	—
Class Y	(4)	—

	(692)	—

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	18,610,774	2,626,858
Class B	2,906,329	651,959
Class C	7,427,064	2,445,917
Class N	2,872,216	181,097
Class Y	135,422	100,001

	31,951,805	6,005,832

Net Assets
Total increase	20,672,074	5,997,568
Beginning of period	6,101,568	104,000)[2]

End of period (including accumulated net investment income of $141,672 and $140, respectively)	$26,773,642	$6,101,568

1.	For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2.	Reflects the value of the Manager’s initial seed money investment on November 13, 2007.
See accompanying Notes to Financial Statements.

F7	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Class A Year Ended January 31,	2009	2008[1]

Per Share Operating Data
Net asset value, beginning of period	$9.96	$10.00

Income (loss) from investment operations:
Net investment income[2]	.23	.08
Net realized and unrealized loss	(3.10)	(.03)

Total from investment operations	(2.87)	.05

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.18)	(.09)
Tax return of capital distribution from net investment income	(.37)	—
Distributions from net realized gain	— [3]	—

Total dividends and/or distributions to shareholders	(.55)	(.09)

Net asset value, end of period	$6.54	$9.96

Total Return, at Net Asset Value[4]	(29.91)%	0.47%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,790	$2,723

Average net assets (in thousands)	$12,450	$920

Ratios to average net assets:[5,6]
Net investment income	2.79%	6.51%
Total expenses[7]	0.75%	13.23%[8]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.69%	0.61%

Portfolio turnover rate	29%	0%

1.	For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.

7.	Total expenses including all affiliated fund expenses were as follows:

Year Ended January 31, 2009	1.16%
Period Ended January 31, 2008	13.72%

8.	The fiscal 2008 total expenses ratio is higher due to the Fund’s limited operating history at January 31, 2008.
See accompanying Notes to Financial Statements.

F8	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Class B Year Ended January 31,	2009	2008[1]

Per Share Operating Data
Net asset value, beginning of period	$9.96	$10.00

Income (loss) from investment operations:
Net investment income[2]	.17	.07
Net realized and unrealized loss	(3.11)	(.03)

Total from investment operations	(2.94)	.04

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.15)	(.08)
Tax return of capital distribution from net investment income	(.33)	—
Distributions from net realized gain	— [3]	—

Total dividends and/or distributions to shareholders	(.48)	(.08)

Net asset value, end of period	$6.54	$9.96

Total Return, at Net Asset Value[4]	(30.44)%	0.37%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,427	$652

Average net assets (in thousands)	$2,032	$112

Ratios to average net assets:,5,6
Net investment income	2.10%	5.96%
Total expenses[7]	1.77%	20.34%[8]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.44%	1.36%

Portfolio turnover rate	29%	0%

1.	For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.

7.	Total expenses including all affiliated fund expenses were as follows:

Year Ended January 31, 2009	2.18%
Period Ended January 31, 2008	20.83%

8.	The fiscal 2008 total expenses ratio is higher due to the Fund’s limited operating history at January 31, 2008.
See accompanying Notes to Financial Statements.

F9	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

Class C Year Ended January 31,	2009	2008[1]

Per Share Operating Data
Net asset value, beginning of period	$9.95	$10.00

Income (loss) from investment operations:
Net investment income[2]	.17	.05
Net realized and unrealized loss	(3.10)	(.02)

Total from investment operations	(2.93)	.03

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.15)	(.08)
Tax return of capital distribution from net investment income	(.33)	—
Distributions from net realized gain	— [3]	—

Total dividends and/or distributions to shareholders	(.48)	(.08)

Net asset value, end of period	$6.54	$9.95

Total Return, at Net Asset Value[4]	(30.37)%	0.26%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,915	$2,445

Average net assets (in thousands)	$5,851	$269

Ratios to average net assets:[5,6]
Net investment income	2.03%	4.83%
Total expenses[7]	1.65%	21.10%[8]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.44%	1.36%

Portfolio turnover rate	29%	0%

1.	For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.

7.	Total expenses including all affiliated fund expenses were as follows:

Year Ended January 31, 2009	2.06%
Period Ended January 31, 2008	21.59%

8.	The fiscal 2008 total expenses ratio is higher due to the Fund’s limited operating history at January 31, 2008.
See accompanying Notes to Financial Statements.

F10	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Class N Year Ended January 31,	2009	2008[1]

Per Share Operating Data
Net asset value, beginning of period	$9.96	$10.00

Income (loss) from investment operations:
Net investment income[2]	.24	.08
Net realized and unrealized loss	(3.13)	(.04)

Total from investment operations	(2.89)	.04

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.17)	(.08)
Tax return of capital distribution from net investment income	(.36)	—
Distributions from net realized gain	— [3]	—

Total dividends and/or distributions to shareholders	(.53)	(.08)

Net asset value, end of period	$6.54	$9.96

Total Return, at Net Asset Value[4]	(30.06)%	0.44%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,485	$181

Average net assets (in thousands)	$1,240	$113

Ratios to average net assets:[5,6]
Net investment income	3.05%	6.46%
Total expenses[7]	1.04%	12.53%[8]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.94%	0.86%

Portfolio turnover rate	29%	0%

1.	For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.

7.	Total expenses including all affiliated fund expenses were as follows:

Year Ended January 31, 2009	1.45%
Period Ended January 31, 2008	13.02%

8.	The fiscal 2008 total expenses ratio is higher due to the Fund’s limited operating history at January 31, 2008.
See accompanying Notes to Financial Statements.

F11	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

Class Y Year Ended January 31,	2009	2008[1]

Per Share Operating Data
Net asset value, beginning of period	$9.96	$10.00

Income (loss) from investment operations:
Net investment income[2]	.23	.09
Net realized and unrealized loss	(3.09)	(.04)

Total from investment operations	(2.86)	.05

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.18)	(.09)
Tax return of capital distribution from net investment income	(.38)	—
Distributions from net realized gain	— [3]	—

Total dividends and/or distributions to shareholders	(.56)	(.09)

Net asset value, end of period	$6.54	$9.96

Total Return, at Net Asset Value[4]	(29.81)%	0.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$157	$101

Average net assets (in thousands)	$187	$101

Ratios to average net assets:[5,6]
Net investment income	2.66%	7.13%
Total expenses[7]	0.52%	11.36%[8]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.52%	0.51%

Portfolio turnover rate	29%	0%

1.	For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.

7.	Total expenses including all affiliated fund expenses were as follows:

Year Ended January 31, 2009	0.93%
Period Ended January 31, 2008	11.85%

8.	The fiscal 2008 total expenses ratio is higher due to the Fund’s limited operating history at January 31, 2008.
See accompanying Notes to Financial Statements.

F12	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Portfolio Series Fixed Income Active Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek to provide total return. The Fund is a special type of mutual fund known as a “fund of funds” because it invests in other mutual funds. The Fund normally invests in fixed income portfolios of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical assets or liabilities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.

F13	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
     The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.
     To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations. In the absence of a readily available quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund’s assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund’s assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.
     The Underlying Funds’ investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.
     Fair valued assets may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in Oppenheimer master fund. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940

F14	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (the “master fund”). The master fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in the master fund, the Fund will have greater exposure to the risks of the master fund.
     The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The Fund’s investment in the master fund is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding master fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the master fund. As a shareholder, the Fund is subject to its proportional share of the master fund’s expenses, including its management fee.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Depreciation
Based on Cost of
Securities and
Undistributed	Undistributed	Accumulated	Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2,3,4]	Tax Purposes

$—	$—	$70,568	$10,259,244

F15	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
1. As of January 31, 2009, the Fund had $39,921 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of January 31, 2009, details of the capital loss carryforward were as follows:

Expiring

2017	$39,921
2. As of January 31, 2009, the Fund had $30,647 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2018.
3. During the fiscal year ended January 31, 2009, the Fund did not utilize any capital loss carryforward.
4. During the fiscal year ended January 31, 2008, the Fund did not utilize any capital loss carryforward.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for January 31, 2009. Net assets of the Fund were unaffected by the reclassifications.

	Reduction	Increase
	to Accumulated	to Accumulated
Reduction to	Net Investment	Net Realized
Paid-in Capital	Loss	Loss on Investments

$943,957	$971,656	$27,699
The tax character of distributions paid during the year ended January 31, 2009 and the period ended January 31, 2008 was as follows:

	Year Ended	Period Ended
	January 31, 2009	January 31, 2008

Distributions paid from:
Ordinary income	$438,776	$11,607
Long-term capital gain	692	—
Return of capital	943,273	—

Total	$1,382,741	$11,607

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$37,082,377

Gross unrealized appreciation	$435,368
Gross unrealized depreciation	(10,694,612)

Net unrealized depreciation	$(10,259,244)

F16	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure

F17	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended January 31, 2009		Period Ended January 31, 2008[1,2]
	Shares	Amount	Shares	Amount

Class A
Sold	2,797,094	$24,874,399	263,280	$2,625,598
Dividends and/or distributions reinvested	84,692	666,534	126	1,260
Redeemed	(893,537)	(6,930,159)	—	—

Net increase	1,988,249	$18,610,774	263,406	$2,626,858

Class B
Sold	413,202	$3,729,336	65,405	$651,923
Dividends and/or distributions reinvested	12,209	94,544	4	36
Redeemed	(119,873)	(917,551)	—	—

Net increase	305,538	$2,906,329	65,409	$651,959

Class C
Sold	1,087,715	$9,666,412	245,482	$2,445,229
Dividends and/or distributions reinvested	35,336	278,395	69	688
Redeemed	(310,620)	(2,517,743)	—	—

Net increase	812,431	$7,427,064	245,551	$2,445,917

Class N
Sold	414,657	$3,292,863	18,113	$181,027
Dividends and/or distributions reinvested	9,694	72,613	7	70
Redeemed	(62,367)	(493,260)	—	—

Net increase	361,984	$2,872,216	18,120	$181,097

F18	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

	Year Ended January 31, 2009		Period Ended January 31, 2008[1,2]
	Shares	Amount	Shares	Amount

Class Y
Sold	14,765	$142,587	10,000	$100,001
Dividends and/or distributions reinvested	789	6,467	—	—
Redeemed	(1,661)	(13,632)	—	—

Net increase	13,893	$135,422	10,000	$100,001

1.	For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2.	The Fund sold 10,000 shares of Class A at a value of $100,000 and 100 shares each of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Fund on November 13, 2007.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended January 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$41,198,080	$5,937,835
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Manager receives an advisory fee equal to 0.50% of the average annual net assets of the Fund, reduced by the amount of advisory fees paid to the Manager by the Underlying Funds relating to the Fund’s assets invested in those funds. The weighted indirect management fees collected from the Underlying Funds and the Fund’s investment in IMMF, as a percent of average daily net assets of the Fund for the year ended January 31, 2009 was 0.43%.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended January 31, 2009, the Fund paid $21,886 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Offering and Organizational Costs. The Manager paid all initial offering and organizational costs associated with the registration and seeding of the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan,

F19	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2008 for Class B, Class C and Class N shares were $32,742, $62,048 and $28,753, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor	Distributor

January 31, 2009	$72,571	$2,177	$13,151	$3,986	$1,754
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that “Total expenses” as a percentage of average daily net assets will not exceed the following annual rates: 1.10%, 1.85%, 1.85%, 1.35% and 1.00%, for

F20	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Class A, Class B, Class C, Class N and Class Y, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of indirect management fees earned from investments in the Underlying Funds. During the year ended January 31, 2009, the Manager waived $6,803, $6,580, $12,115, $1,179 and $1 for Class A, Class B, Class C, Class N and Class Y shares, respectively.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended January 31, 2009, OFS waived $43 and $93 for Class B and Class C shares, respectively. This undertaking may be amended or withdrawn at any time.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in IMMF. During the year ended January 31, 2009, the Manager waived $172 for management fees.
5. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.

F21	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of Oppenheimer Portfolio Series Fixed Income Active Allocation Fund:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Portfolio Series Fixed Income Active Allocation Fund, including the statement of investments, as of January 31, 2009, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements of Oppenheimer Portfolio Series Fixed Income Active Allocation Fund for the period from December 19, 2007 (commencement of operations) to January 31, 2008 were audited by other auditors whose report dated March 13, 2008 expressed an unqualified opinion on those statements.
     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2009, by correspondence with the transfer agent of the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Portfolio Series Fixed Income Active Allocation Fund as of January 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
KPMG llp
Denver, Colorado
March 16, 2009

F22	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

FEDERAL INCOME TAX INFORMATION Unaudited
In early 2009, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2008. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     Capital gain distributions of $0.0002 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 31, 2008. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).
     None of the dividends paid by the Fund during the fiscal year ended January 31, 2009 are eligible for the corporate dividend-received deduction.
     A portion, if any, of the dividends paid by the Fund during the fiscal year ended January 31, 2009 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $69 of the Fund’s fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2009, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.
     Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended January 31, 2009, $99,090 or 7.17% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

19	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.

20	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Funds, Length of Service, Age	Held; Number of Portfolios in the Funds Complex Currently Overseen
INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112–3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

William L. Armstrong, Chairman of the Board of Trustees and Trustee (since 2007) Age: 71	President, Colorado Christian University (since 2006); Chairman, Cherry Creek Mortgage Company (since 1991), Chairman, Centennial State Mortgage Company (since 1994), Chairman, The El Paso Mortgage Company (since 1993); Chairman, Ambassador Media Corporation (since 1984); Chairman, Broadway Ventures (since 1984); Director of Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for Christ (non–profit) (since 1991); Former Director, The Lynde and Harry Bradley Foundation, Inc. (non–profit organization) (2002–2006); former Chairman of: Transland Financial Services, Inc. (private mortgage banking company) (1997–2003), Great Frontier Insurance (1995–2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994–2000) and Frontier Title (title insurance agency) (1995–2000); former Director of the following: UNUMProvident (insurance company) (1991–2004), Storage Technology Corporation (computer equipment company) (1991–2003) and International Family Entertainment (television channel) (1992–1997); U.S. Senator (January 1979–January 1991). Oversees 41 portfolios in the OppenheimerFunds complex.

George C. Bowen, Trustee (since 2007) Age: 72	Assistant Secretary and Director of Centennial Asset Management Corporation (December 1991–April 1999); President, Treasurer and Director of Centennial Capital Corporation (June 1989–April 1999); Chief Executive Officer and Director of MultiSource Services, Inc. (March 1996–April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987–April 1999). Oversees 41 portfolios in the OppenheimerFunds complex.

Edward L. Cameron, Trustee (since 2007) Age: 70	Member of The Life Guard of Mount Vernon (George Washington historical site) (June 2000–June 2006); Partner of PricewaterhouseCoopers LLP (accounting firm) (July 1974–June 1999); Chairman of Price Waterhouse LLP Global Investment Management Industry Services Group (accounting firm) (July 1994–June 1998). Oversees 41 portfolios in the OppenheimerFunds complex.

Jon S. Fossel, Trustee (since 2007) Age: 66	Director of UNUMProvident (insurance company) (since June 2002); Director of Northwestern Energy Corp. (public utility corporation) (since November 2004); Director of P. R. Pharmaceuticals (October 1999–October 2003); Director of Rocky Mountain Elk Foundation (non–profit organization) (February 1998–February 2003 and February 2005–February 2007); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp. (“OAC”) (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees 41 portfolios in the OppenheimerFunds complex.

Sam Freedman, Trustee (since 2007) Age: 68	Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held several positions with the Manager and with subsidiary or affiliated companies of the Manager (until October 1994). Oversees 41 portfolios in the OppenheimerFunds complex.

21	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Funds, Length of Service, Age	Held; Number of Portfolios in the Funds Complex Currently Overseen
Richard F. Grabish, Trustee (since 2008) Age: 60	Formerly Senior Vice President and Assistant Director of Sales and Marketing (March 1997–December 2007), Director (March 1987–December 2007) and Manager of Private Client Services (June 1985–June 2005) of A.G. Edwards & Sons, Inc. (broker/dealer and investment firm); Chairman and Chief Executive Officer of A.G. Edwards Trust Company, FSB (March 2001–December 2007); President and Vice Chairman of A.G. Edwards Trust Company, FSB (investment adviser) (April 1987–March 2001); President of A.G. Edwards Trust Company, FSB (investment adviser) (June 2005–December 2007). Oversees 17 portfolios in the OppenheimerFunds complex.

Beverly L. Hamilton, Trustee (since 2007) Age: 62	Trustee of Monterey Institute for International Studies (educational organization) (since February 2000); Board Member of Middlebury College (educational organization) (since December 2005); Director of The California Endowment (philanthropic organization) (since April 2002); Director (February 2002–2005) and Chairman of Trustees (2006–2007) of the Community Hospital of Monterey Peninsula; Director (October 1991–2005) and Vice Chairman (since 2006) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991–April 2000); Member of the investment committees of The Rockefeller Foundation (2001–2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston’s Sprout venture capital unit (venture capital fund) (1994–January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996–June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989–June 2004); Member of the investment committee of Hartford Hospital (2000–2003); and Advisor to Unilever (Holland) pension fund (2000–2003). Oversees 41 portfolios in the OppenheimerFunds complex.

Robert J. Malone, Trustee (since 2007) Age: 64	Board of Directors of Opera Colorado Foundation (non–profit organization) (since March 2008); Director of Jones Knowledge, Inc. (since 2006); Director of Jones International University (educational organization) (since August 2005); Chairman, Chief Executive Officer and Director of Steele Street Bank & Trust (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non–profit organization) (since 2000); Former Chairman of U.S. Bank–Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996–April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993–2000); Director of Jones Knowledge, Inc. (2001–July 2004); and Director of U.S. Exploration, Inc. (oil and gas exploration) (1997–February 2004). Oversees 41 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr., Trustee (since 2007) Age: 66	Trustee Emeritas of Worcester Polytech Institute (WPI) (private university) (since 2009); Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (since 1996) and MML Series Investment Fund (investment company) (since 1996); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Former Trustee of WPI (1985–2008); Former Chairman of the Board (2004–2006) and Former Chairman of the Investment Committee of WPI (1994–2008); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999–July 1999); Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999–July 1999); and Former President and Chief Executive Officer of SIS Bancorp. (1993–1999). Oversees 43 portfolios in the OppenheimerFunds complex.

22	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Funds, Length of Service, Age	Held; Number of Portfolios in the Funds Complex Currently Overseen
INTERESTED TRUSTEE AND OFFICER	The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281–1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

John V. Murphy, Trustee, President and Principal Executive Officer (since 2007) Age: 59	Chairman and Director of the Manager (since June 2001); Chief Executive Officer of the Manager (June 2001–December 2008); President of the Manager (September 2000–February 2007); President and director or trustee of other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November 2001–December 2006); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC’s parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October 2007) and Member of the Investment Company Institute’s Board of Governors (since October 2003). Oversees 105 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Messrs. Steinmetz and Zack, Two World Financial Center, 225 Liberty Street, New York, New York 10281–1008, for Messrs. Vandehey and Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112–3924. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Arthur P. Steinmetz, Vice President and Portfolio Manager (since 2007) Age: 50	Director of Fixed Income of the Manager since January 2009; Senior Vice President of the Manager since March 1993 and of HarbourView Asset Management Corporation since March 2000. A portfolio manager and officer of 5 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2007) Age: 58	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997–February 2004). An officer of 105 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 2007) Age: 49	Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999–June 2008), OFI Private Investments, Inc. (March 2000–June 2008),

23	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Funds, Length of Service, Age	Held; Number of Portfolios in the Funds Complex Currently Overseen
Brian W. Wixted, Continued	OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (March 1999–June 2008), Centennial Asset Management Corporation (March 1999–October 2003) and OppenheimerFunds Legacy Program (April 2000–June 2003). An officer of 105 portfolios in the OppenheimerFunds complex.

Robert G. Zack, Vice President and Secretary (since 2007) Age: 60	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds International Distributor Limited (since December 2003); Senior Vice President (May 1985–December 2003). An officer of 105 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge, upon request, by calling 1.800.525.7048.

24	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Financial Statements for Oppenheimer Core Bond Fund (Underlying Fund)
27	Statement of Investments

53	Statement of Assets and Liabilities

55	Statement of Operations

57	Statements of Changes in Net Assets

58	Financial Highlights

63	Notes to Financial Statements

77	Report of Independent Registered Public Accounting Firm

26	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS December 31, 2008

	Principal
	Amount	Value

Asset-Backed Securities—3.6%
Ace Securities Corp. Home Equity Loan Trust, Asset-Backed Pass-Through Certificates, Series 2005-HE7, Cl. A2B, 0.651%, 11/25/35[1]	$12,631	$12,515
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates, Series 2004-W8, Cl. A2, 0.951%, 5/25/34[1]	3,925,924	3,032,184
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates, Series 2006-W5, Cl. A2B, 0.571%, 5/26/36[1]	1,747,683	1,597,371
Capital One Prime Auto Receivables Trust, Automobile Asset-Backed Certificates, Series 2005-1, Cl. A4, 1.215%, 4/15/11[1]	11,699,323	11,358,508
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates, Series 2006-A, Cl. AV2, 0.571%, 5/16/36[1]	1,646,487	1,577,453
Chase Funding Trust 2003-2, Mtg. Loan Asset-Backed Certificates, Series 2003-2, Cl. 2A2, 1.031%, 2/25/33[1]	1,064,597	886,652
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15	460,000	249,787
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3, Asset-Backed Pass-Through Certificates, Series 2006-WFH3, Cl. A2, 0.571%, 10/31/36[1]	1,902,980	1,745,745
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 1.211%, 2/25/33[1]	48,808	22,757
Series 2005-11, Cl. AF2, 4.657%, 2/25/36	746,701	735,659
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36[1]	4,980,000	3,982,741
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36[1]	904,652	780,129
CWABS, Inc. Asset-Backed Certificates Trust, Asset-Backed Certificates, Series 2006-25, Cl. 2A2, 0.591%, 12/5/29[1]	3,020,000	2,322,006
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through Certificates, Series 2005-FF10, Cl. A3, 0.681%, 11/25/35[1]	437,252	431,594
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through Certificates, Series 2006-FF10, Cl. A3, 0.561%, 7/25/36[1]	3,550,000	3,078,023
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates, Series 2006-FF9, Cl. 2A2, 0.581%, 7/7/36[1]	1,820,000	1,551,345
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan Asset-Backed Nts., Series 2005-3, Cl. A1, 0.768%, 1/20/35[1]	1,155,929	821,756
HSBC Home Equity Loan Trust 2006-4, Closed-End Home Equity Loan Asset-Backed Certificates, Series 2006-4, Cl. A2V, 0.618%, 3/20/36[1]	1,120,000	938,423
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35[1]	382,383	375,213
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35	514,668	469,147
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates, Series 2001-1A, Cl. A1, 8.33%, 4/25/31[2]	777,748	763,306
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series 2003-C7, Cl. C7, 2.545%, 3/15/16[1]	4,380,000	1,703,638
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD, 6.368%, 1/25/29[1,2]	1,750,658	223,209

27	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Asset-Backed Securities Continued
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-2, Cl. 2A2, 0.571%, 7/1/36[1]	$9,348,794	$8,238,323
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36[1]	1,499,225	1,362,766
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-RS4, Cl. A1, 0.551%, 7/25/36[1]	60,809	60,235
Specialty Underwriting & Residential Finance Trust, Home Equity Asset-Backed Obligations, Series 2005-BC3, Cl. A2B, 0.721%, 6/25/36[1]	21,024	20,833
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates, Series 2006-BNC3, Cl. A2, 0.511%, 9/25/36[1]	1,640,713	1,535,998
Tobacco Settlement Authority, Asset-Backed Securities, Series 2001-A, 6.79%, 6/1/10	440,000	446,798
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 0.571%, 7/25/36[1]	2,961,851	2,795,282

Total Asset-Backed Securities (Cost $64,075,109)		53,119,396

Mortgage-Backed Obligations—103.2%
Government Agency—64.2%
FHLMC/FNMA/Sponsored—63.8%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19	19,487,559	20,061,316
5%, 6/15/33-8/15/33	10,737,225	11,002,071
6%, 5/15/18-3/15/33	8,220,799	8,521,532
6.50%, 4/15/18-4/1/34	5,687,999	5,927,495
7%, 7/15/21-10/1/31	15,253,865	16,057,098
8%, 4/1/16	423,698	451,019
9%, 4/14/17-5/1/25	118,111	128,670
12.50%, 5/15/14	652	771
13.50%, 12/15/10	509	557
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21	26,338	26,330
Series 1590, Cl. IA, 2.30%, 10/15/23[1]	4,235,056	4,232,472
Series 2006-11, Cl. PS, 22.839%, 3/25/36[1]	2,428,855	2,769,065
Series 2034, Cl. Z, 6.50%, 2/15/28	34,512	36,311
Series 2043, Cl. ZP, 6.50%, 4/15/28	3,365,315	3,508,469
Series 2046, Cl. G, 6.50%, 4/15/28	3,119,549	3,258,468
Series 2053, Cl. Z, 6.50%, 4/15/28	35,445	37,101
Series 2063, Cl. PG, 6.50%, 6/15/28	2,429,744	2,524,173
Series 2145, Cl. MZ, 6.50%, 4/15/29	858,104	896,790
Series 2148, Cl. ZA, 6%, 4/15/29	1,728,038	1,788,875
Series 2195, Cl. LH, 6.50%, 10/15/29	2,036,987	2,139,111
Series 2326, Cl. ZP, 6.50%, 6/15/31	723,115	757,176
Series 2341, Cl. FP, 2.095%, 7/15/31[1]	1,260,099	1,215,573
Series 2399, Cl. PG, 6%, 1/15/17	1,074,362	1,128,555

28	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

	Principal
	Amount	Value

FHLMC/FNMA/Sponsored Continued
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates: Continued
Series 2410, Cl. PF, 2.175%, 2/15/32[1]	$4,115,432	$4,015,035
Series 2423, Cl. MC, 7%, 3/15/32	2,824,970	3,014,667
Series 2426, Cl. BG, 6%, 3/15/17	6,611,488	6,933,716
Series 2427, Cl. ZM, 6.50%, 3/15/32	3,897,280	4,084,279
Series 2453, Cl. BD, 6%, 5/15/17	1,043,179	1,093,708
Series 2461, Cl. PZ, 6.50%, 6/15/32	5,070,456	5,350,292
Series 2463, Cl. F, 2.195%, 6/15/32[1]	6,339,976	6,208,109
Series 2500, Cl. FD, 1.695%, 3/15/32[1]	309,757	299,875
Series 2526, Cl. FE, 1.595%, 6/15/29[1]	477,104	460,172
Series 2551, Cl. FD, 1.595%, 1/15/33[1]	987,640	961,071
Series 2676, Cl. KY, 5%, 9/15/23	4,548,000	4,569,186
Series 3025, Cl. SJ, 20.368%, 8/15/35[1]	970,291	1,109,343
Series 3094, Cl. HS, 20.002%, 6/15/34[1]	1,453,674	1,619,121
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 3.185%, 6/1/26[3]	569,446	112,586
Series 183, Cl. IO, 1.211%, 4/1/27[3]	1,862,053	276,341
Series 184, Cl. IO, 7.381%, 12/1/26[3]	982,529	195,623
Series 192, Cl. IO, 4.822%, 2/1/28[3]	240,282	33,948
Series 200, Cl. IO, 4.488%, 1/1/29[3]	295,381	50,376
Series 2003-26, Cl. IK, 1.315%, 4/25/33[3]	2,744,699	474,105
Series 202, Cl. IO, (6.238)%, 4/1/29[3]	19,725,374	2,751,727
Series 206, Cl. IO, (11.183)%, 12/1/29[3]	301,361	55,752
Series 2129, Cl. S, 35.919%, 2/15/29[3]	1,370,554	206,362
Series 2130, Cl. SC, 31.712%, 3/15/29[3]	636,725	96,366
Series 2134, Cl. SB, 52.974%, 3/15/29[3]	664,820	62,804
Series 2155, Cl. SE, 41.786%, 5/15/29[3]	1,698,159	214,382
Series 216, Cl. IO, 2.681%, 12/1/31[3]	1,169,036	147,847
Series 224, Cl. IO, (0.551)%, 3/1/33[3]	3,413,766	508,961
Series 2422, Cl. SJ, 72.497%, 1/15/32[3]	2,978,555	400,694
Series 243, Cl. 6, 15.224%, 12/15/32[3]	2,048,597	267,908
Series 2493, Cl. S, 60.333%, 9/15/29[3]	174,410	22,629
Series 2517, Cl. GS, 35.087%, 2/15/32[3]	910,647	112,440
Series 2527, Cl. SG, 31.83%, 2/15/32[3]	4,051,411	259,599
Series 2531, Cl. ST, 35.211%, 2/15/30[3]	4,684,771	304,402
Series 2796, Cl. SD, 45.198%, 7/15/26[3]	1,018,186	97,774
Series 2802, Cl. AS, 99.999%, 4/15/33[3]	3,224,648	306,800
Series 2920, Cl. S, 54.78%, 1/15/35[3]	4,003,688	393,486
Series 3000, Cl. SE, 99.999%, 7/15/25[3]	6,018,597	481,543
Series 3110, Cl. SL, 99.999%, 2/15/26[3]	1,851,798	133,120
Series 3146, Cl. SA, 38.014%, 4/15/36[3]	24,209,905	2,877,529
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security:
Series 176, Cl. PO, 6.184%, 6/1/26[4]	237,702	201,558
Series 192, Cl. PO, 8.464%, 2/1/28[4]	234,207	210,508

29	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

FHLMC/FNMA/Sponsored Continued
Federal National Mortgage Assn.:
4.50%, 1/1/22[5]	$63,118,000	$64,518,462
5%, 1/1/24-1/1/39[5]	175,001,800	179,102,332
5.50%, 12/25/18	10,238	10,601
5.50%, 1/1/24-1/1/39[5]	133,898,000	137,343,362
6%, 5/25/20	1,328,273	1,384,090
6%, 1/1/24-1/1/39[5]	143,521,000	147,903,889
6.50%, 6/25/17-11/25/31	28,638,671	29,896,521
6.50%, 1/1/39[5]	58,294,000	60,543,799
7%, 1/25/09-4/1/34	7,856,531	8,240,262
7%, 1/1/39[5]	635,000	664,964
7%, 4/1/33[6]	4,093,792	4,337,209
7.50%, 1/1/33-8/25/33	10,009,962	10,620,929
8.50%, 7/1/32	49,690	54,039
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22	14,903	15,600
Trust 1993-104, Cl. ZB, 6.50%, 7/25/23	836,432	883,330
Trust 1993-87, Cl. Z, 6.50%, 6/25/23	657,378	683,953
Trust 1996-35, Cl. Z, 7%, 7/25/26	201,607	216,032
Trust 1998-58, Cl. PC, 6.50%, 10/25/28	1,410,070	1,470,118
Trust 1998-61, Cl. PL, 6%, 11/25/28	2,121,642	2,198,450
Trust 1999-54, Cl. LH, 6.50%, 11/25/29	2,675,200	2,767,954
Trust 1999-60, Cl. PG, 7.50%, 12/25/29	8,815,239	9,514,315
Trust 2001-51, Cl. OD, 6.50%, 10/25/31[6]	2,590,239	2,726,343
Trust 2001-70, Cl. LR, 6%, 9/25/30	20,145	20,107
Trust 2001-74, Cl. QE, 6%, 12/25/31	9,612,629	9,954,714
Trust 2002-16, Cl. PG, 6%, 4/25/17	1,942,041	2,032,378
Trust 2002-2, Cl. UC, 6%, 2/25/17	1,127,134	1,171,769
Trust 2002-56, Cl. FN, 1.471%, 7/25/32[1]	1,638,189	1,597,075
Trust 2003-130, Cl. CS, 13.158%, 12/25/33[1]	7,200,739	7,235,375
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23	6,305,000	6,574,311
Trust 2003-21, Cl. FK, 0.871%, 3/25/33[1]	616,967	600,053
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23	8,316,000	8,606,601
Trust 2003-28, Cl. KG, 5.50%, 4/25/23	1,492,000	1,526,869
Trust 2004-101, Cl. BG, 5%, 1/25/20	2,677,000	2,714,554
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25	2,450,000	2,507,801
Trust 2005-104, Cl. MC, 5.50%, 12/25/25	12,573,000	12,891,834
Trust 2005-109, Cl. AH, 5.50%, 12/25/25	10,000,000	10,248,706
Trust 2005-31, Cl. PB, 5.50%, 4/25/35	2,480,000	2,556,360
Trust 2005-71, Cl. DB, 4.50%, 8/25/25	1,260,000	1,253,469
Trust 2006-46, Cl. SW, 22.471%, 6/25/36[1]	2,317,073	2,589,416
Trust 2006-50, Cl. KS, 22.472%, 6/25/36[1]	3,264,880	3,669,168
Trust 2006-50, Cl. SK, 22.472%, 6/25/36[1]	2,323,748	2,586,889
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 67.19%, 3/17/31[3]	1,086,895	178,017
Trust 2001-61, Cl. SE, 32.302%, 11/18/31[3]	1,583,255	214,301
Trust 2001-65, Cl. S, 42.503%, 11/25/31[3]	3,958,603	542,359

30	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

	Principal
	Amount	Value

FHLMC/FNMA/Sponsored Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 2001-81, Cl. S, 25.119%, 1/25/32[3]	$483,993	$68,301
Trust 2002-12, Cl. SB, 54.12%, 7/25/31[3]	773,143	104,687
Trust 2002-2, Cl. SW, 57.171%, 2/25/32[3]	879,288	118,651
Trust 2002-38, Cl. IO, 39.825%, 4/25/32[3]	323,826	35,007
Trust 2002-41, Cl. S, 60.601%, 7/25/32[3]	3,360,784	523,062
Trust 2002-47, Cl. NS, 23.10%, 4/25/32[3]	1,249,646	169,509
Trust 2002-5, Cl. SD, 51.558%, 2/25/32[3]	587,756	57,602
Trust 2002-51, Cl. S, 23.418%, 8/25/32[3]	1,147,415	156,118
Trust 2002-52, Cl. SD, 24.319%, 9/25/32[3]	1,290,519	178,802
Trust 2002-60, Cl. SM, 42.196%, 8/25/32[3]	5,959,281	619,317
Trust 2002-60, Cl. SY, 5.47%, 4/25/32[3]	5,122,441	176,095
Trust 2002-7, Cl. SK, 43.23%, 1/25/32[3]	1,787,699	189,872
Trust 2002-75, Cl. SA, 43.573%, 11/25/32[3]	3,131,819	454,169
Trust 2002-77, Cl. BS, 32.357%, 12/18/32[3]	3,543,347	470,470
Trust 2002-77, Cl. IS, 32.13%, 12/18/32[3]	551,704	76,342
Trust 2002-77, Cl. JS, 31.551%, 12/18/32[3]	6,049,638	804,289
Trust 2002-77, Cl. SA, 32.813%, 12/18/32[3]	5,668,371	739,501
Trust 2002-77, Cl. SH, 29.736%, 12/18/32[3]	639,897	80,410
Trust 2002-84, Cl. SA, 45.906%, 12/25/32[3]	783,984	112,322
Trust 2002-89, Cl. S, 58.938%, 1/25/33[3]	4,912,801	474,038
Trust 2002-9, Cl. MS, 24.783%, 3/25/32[3]	40,059	5,044
Trust 2002-90, Cl. SN, 43.76%, 8/25/32[3]	3,069,300	330,364
Trust 2002-90, Cl. SY, 45.591%, 9/25/32[3]	1,228,438	130,170
Trust 2002-96, Cl. SK, 28.933%, 4/25/32[3]	182,334	33,628
Trust 2003-117, Cl. KS, 42.312%, 8/25/33[3]	28,611,792	2,569,099
Trust 2003-118, Cl. S, 33.791%, 12/25/33[3]	7,830,684	945,839
Trust 2003-14, Cl. OI, 0.356%, 3/25/33[3]	7,296,379	1,259,165
Trust 2003-33, Cl. SP, 22.25%, 5/25/33[3]	4,894,237	650,086
Trust 2003-4, Cl. S, 38.155%, 2/25/33[3]	1,554,687	199,417
Trust 2003-52, Cl. NS, 63.973%, 6/25/23[3]	24,462,328	2,140,182
Trust 2003-89, Cl. XS, 20.272%, 11/25/32[3]	7,565,076	591,043
Trust 2004-54, Cl. DS, 34.348%, 11/25/30[3]	274,761	30,662
Trust 2005-105, Cl. S, 95.971%, 12/25/35[3]	8,024,009	685,094
Trust 2005-19, Cl. SA, 54.842%, 3/25/35[3]	14,299,465	1,422,285
Trust 2005-40, Cl. SA, 55.912%, 5/25/35[3]	2,547,759	261,530
Trust 2005-6, Cl. SE, 67.586%, 2/25/35[3]	3,137,106	288,429
Trust 2005-71, Cl. SA, 76.478%, 8/25/25[3]	5,009,222	375,589
Trust 2005-83, Cl. SL, 91.42%, 10/25/35[3]	10,374,139	893,399
Trust 2005-87, Cl. SE, 99.999%, 10/25/35[3]	19,066,271	1,353,640
Trust 2005-87, Cl. SG, 97.789%, 10/25/35[3]	14,992,947	1,270,799
Trust 2006-119, Cl. MS, 92.973%, 12/25/36[3]	8,449,198	732,100
Trust 2006-33, Cl. SP, 65.426%, 5/25/36[3]	11,996,433	1,249,851
Trust 2006-34, Cl. SK, 64.101%, 5/25/36[3]	16,912,063	1,787,407
Trust 2006-42, Cl. CI, 26.305%, 6/25/36[3]	11,629,891	1,351,621
Trust 222, Cl. 2, 7.355%, 6/1/23[3]	1,984,505	540,412
Trust 240, Cl. 2, 10.465%, 9/1/23[3]	2,359,969	366,235
Trust 247, Cl. 2, 15.899%, 10/1/23[3]	162,632	39,705

31	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

FHLMC/FNMA/Sponsored Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 252, Cl. 2, 12.169%, 11/1/23[3]	$1,700,942	$390,094
Trust 254, Cl. 2, 7.199%, 1/1/24[3]	3,016,570	688,677
Trust 2682, Cl. TQ, 99.999%, 10/15/33[3]	4,534,088	515,856
Trust 273, Cl. 2, 4.512%, 8/1/26[3]	437,173	78,098
Trust 2981, Cl. BS, 99.999%, 5/15/35[3]	8,201,870	807,223
Trust 301, Cl. 2, (6.391)%, 4/1/29[3]	1,111,922	223,569
Trust 302, Cl. 2, (9.691)%, 6/1/29[3]	5,124,432	724,905
Trust 303, Cl. IO, (6.737)%, 11/1/29[3]	137,041	19,729
Trust 319, Cl. 2, (1.609)%, 2/1/32[3]	680,673	95,952
Trust 321, Cl. 2, (3.343)%, 4/1/32[3]	2,819,624	392,126
Trust 324, Cl. 2, (6.473)%, 7/1/32[3]	2,219,603	314,251
Trust 331, Cl. 9, 17.869%, 2/1/33[3]	7,260,141	820,388
Trust 333, Cl. 2, (11.369)%, 4/1/33[3]	27,033,790	3,306,249
Trust 334, Cl. 14, 21.047%, 2/1/33[3]	6,436,685	984,249
Trust 334, Cl. 15, 15.014%, 2/1/33[3]	4,441,322	591,060
Trust 334, Cl. 17, 29.095%, 2/1/33[3]	247,642	42,381
Trust 334, Cl. 3, 13.538%, 7/1/33[3]	3,156,707	354,180
Trust 338, Cl. 2, (10.468)%, 7/1/33[3]	23,620,449	2,850,878
Trust 339, Cl. 12, 13.466%, 7/1/33[3]	6,776,218	870,307
Trust 339, Cl. 7, 11.959%, 7/1/33[3]	8,672,309	960,097
Trust 339, Cl. 8, 12.211%, 8/1/33[3]	1,740,856	195,363
Trust 342, Cl. 2, (3.305)%, 9/1/33[3]	110,152	15,751
Trust 343, Cl. 13, 12.001%, 9/1/33[3]	5,440,010	575,323
Trust 343, Cl. 18, 14.18%, 5/1/34[3]	2,708,876	379,733
Trust 344, Cl. 2, (4.258)%, 12/1/33[3]	30,984,916	4,437,200
Trust 345, Cl. 9, 13.498%, 1/1/34[3]	5,107,239	557,812
Trust 346, Cl. 2, (12.874)%, 12/1/33[3]	3,969,583	476,855
Trust 351, Cl. 10, 14.256%, 4/1/34[3]	2,905,279	314,792
Trust 351, Cl. 11, 12.86%, 11/1/34[3]	1,488,753	165,292
Trust 351, Cl. 8, 12.789%, 4/1/34[3]	4,533,050	491,114
Trust 354, Cl. 2, (15.51)%, 11/1/34[3]	12,298,109	1,439,752
Trust 355, Cl. 7, 9.047%, 11/1/33[3]	1,678,451	218,837
Trust 356, Cl. 10, 13.15%, 6/1/35[3]	4,012,616	440,578
Trust 356, Cl. 12, 13.355%, 2/1/35[3]	2,082,119	225,090
Trust 356, Cl. 6, 13.305%, 12/1/33[3]	2,193,632	239,371
Trust 362, Cl. 12, 12.979%, 8/1/35[3]	8,062,799	1,074,227
Trust 362, Cl. 13, 12.964%, 8/1/35[3]	4,461,520	593,799
Trust 364, Cl. 16, 14.77%, 9/1/35[3]	6,967,525	1,108,136
Trust 365, Cl. 16, 19.029%, 3/1/36[3]	4,297,780	461,334
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security:
Trust 1993-184, Cl. M, 6.80%, 9/25/23[4]	602,686	512,431
Trust 324, Cl. 1, 9.911%, 7/1/32[4]	554,251	495,376

		940,373,216

32	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

	Principal
	Amount	Value

GNMA/Guaranteed—0.4%
Government National Mortgage Assn.:
4.625%, 8/8/25-8/8/27[1]	$19,391	$19,037
7%, 7/29/09	419	425
8.50%, 8/1/17-12/15/17	192,119	205,309
9%, 3/29/09-6/29/09	942	963
10.50%, 12/29/17-5/29/21	16,021	18,008
11%, 11/8/19	29,536	33,088
12%, 5/29/14	243	281
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 67.122%, 1/16/27[3]	1,198,556	171,849
Series 2002-15, Cl. SM, 56.299%, 2/16/32[3]	1,357,311	200,671
Series 2002-41, Cl. GS, 54.369%, 6/16/32[3]	966,108	172,557
Series 2002-76, Cl. SY, 58.31%, 12/16/26[3]	631,012	96,847
Series 2002-78, Cl. S, 35.358%, 11/16/32[3]	582,822	65,336
Series 2004-11, Cl. SM, 39.704%, 1/17/30[3]	220,466	24,184
Series 2006-47, Cl. SA, 68.714%, 8/16/36[3]	39,995,146	4,794,902

		5,803,457

Non-Agency—39.0%
Commercial—18.5%
Asset Securitization Corp., Commercial Interest-Only Stripped Mtg.- Backed Security, Series 1997-D4, Cl. PS1, 2.105%, 4/14/29[3]	12,432,340	295,263
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates:
Series 2006-1, Cl. AM, 5.421%, 9/1/45	20,850,000	10,686,353
Series 2006-5, Cl. A2, 5.317%, 10/10/11	6,320,000	5,365,760
Banc of America Funding Corp., Mtg. Pass-Through Certificates, Series 2004-2, Cl. 2A1, 6.50%, 7/20/32	1,275,322	1,221,038
Bear Stearns Commercial Mortgage Securities Trust 2003-T10, Commercial Mtg. Pass-Through Certificates, Series T10, Cl. A1, 4%, 3/13/40	113,280	106,554
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18, Commercial Mtg. Pass-Through Certificates, Series PW18, Cl. A2, 5.613%, 6/1/50	17,675,000	13,272,283
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed Pass-Through Certificates, Series 1997-CTL1, (6.756)%, 6/22/24[3]	3,780,005	75,284
Citigroup Commercial Mortgage Trust 2006-C4, Commercial Mtg. Pass-Through Certificates, Series 2006-C4, Cl. A3, 5.724%, 3/1/49[1]	2,540,000	1,999,723
Citigroup Commercial Mortgage Trust 2008-C7, Commercial Mtg. Pass-Through Certificates, Series 2008-C7, Cl. AM, 6.096%, 12/1/49[1]	11,680,000	5,519,496
Citigroup Mortgage Loan Trust, Inc. 2006-WF1, Asset-Backed Pass-Through Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36	132,170	131,079
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49	12,775,000	10,627,411

33	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Commercial Continued
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 0.871%, 10/25/36[1]	$11,998,975	$5,186,997
Series 2006-A5, Cl. 1A13, 0.921%, 10/25/36[1]	6,292,146	2,570,741
Credit Suisse Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-C3, Cl. A4, 5.723%, 6/1/39[1]	2,990,000	1,907,555
CWALT Alternative Loan Trust 2006-HY13, Mtg. Pass-Through Certificates, Series 2006-HY13, Cl. 3A1, 5.97%, 1/1/47[1]	3,324,395	2,211,358
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36	983,064	904,846
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36	409,395	394,564
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36	5,793,356	4,641,857
First Horizon Alternative Mortgage Securities Trust 2004-FA2, Mtg. Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35	3,165,118	2,314,050
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37	3,261,229	3,065,935
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations, Series 2004-C3, Cl. A2, 4.433%, 7/10/39	1,850,000	1,821,047
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A2, 5.381%, 3/10/39	17,310,000	13,692,705
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2006-GG8, Cl. A4, 5.56%, 11/1/39	3,730,000	2,969,968
GSR Mortgage Loan Trust 2005-4F, Mtg. Pass-Through Certificates, Series 2005-4F, Cl. 6A1, 6.50%, 2/25/35	8,253,361	6,804,653
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP4, Cl. AM, 4.999%, 10/1/42	3,525,000	2,082,693
Series 2008-C2, Cl. A4, 6.068%, 2/1/51	21,450,000	15,266,102
Series 2008-C2, Cl. AM, 6.579%, 2/1/51	7,000,000	3,351,979
JPMorgan Chase Commercial Mortgage Securities Trust 2005-LDP2, Commercial Mtg. Pass-Through Certificates, Series 2005-LDP2, Cl. AM, 4.78%, 7/1/42	8,810,000	4,975,571
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LDPX, Commercial Mtg. Pass-Through Certificates, Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49	8,120,000	5,765,752
JPMorgan Chase Commercial Mortgage Securities Trust, Commercial Mtg. Pass-Through Certificates:
Series 2007-LD11, Cl. A2, 5.804%, 6/15/49[1]	7,065,000	5,422,212
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51	12,980,000	10,158,941
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49	23,552,000	18,618,400
JPMorgan Commercial Mortgage Finance Corp., Mtg. Pass-Through Certificates, Series 2000-C9, Cl. A2, 7.77%, 10/15/32	3,971,001	3,973,077
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial Mtg. Pass-Through Certificates:
Series 2006-C1, Cl. A2, 5.084%, 2/11/31	16,420,000	14,339,791
Series 2006-C1, Cl. AM, 5.217%, 2/11/31[1]	11,760,000	5,933,330

34	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

	Principal
	Amount	Value

Commercial Continued
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 1.805%, 2/18/30[3]	$3,153,062	$65,743
Lehman Structured Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/26/24[2]	163,796	122,510
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34	1,909,103	1,395,795
Mastr Asset Securitization Trust 2006-3, Mtg. Pass-Through Certificates, Series 2006-3, Cl. 2A1, 0.921%, 10/25/36[1]	19,244,994	12,132,285
Merrill Lynch Mortgage Investors Trust 2005-A9, Mtg. Asset-Backed Certificates, Series 2005-A9, Cl. 4A1, 5.492%, 12/1/35[1]	8,382,188	5,482,193
Merrill Lynch Mortgage Trust 2006-C1, Commercial Mtg. Pass-Through Certificates, Series 2006-C1, Cl. A2, 5.612%, 5/1/39[1]	6,100,000	5,267,914
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-9, Commercial Mtg. Pass-Through Certificates, Series 2007-9, Cl. A4, 5.70%, 9/1/17	7,085,000	4,931,998
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-IQ16, Cl. A4, 5.809%, 12/1/49	6,330,000	4,759,647
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30	487,585	486,935
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15	182,000	158,568
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-QS6, Cl. A114, 5.75%, 4/25/37	4,636,761	2,024,817
Residential Asset Securitization Trust 2006-A9CB, Mtg. Pass-Through Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36	4,596,426	2,248,572
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1999-C1, Cl. X, 7.54%, 5/18/32[3]	56,581,386	152,634
STARM Mortgage Loan Trust 2007-3, Mtg. Pass-Through Certificates, Series 2007-3, Cl. 1A1, 5.66%, 6/1/37[1,2]	14,693,359	7,346,680
Structured Asset Securities Corp., Mtg. Pass-Through Certificates, Series 2002-AL1, Cl. B2, 3.45%, 2/25/32	2,127,782	1,001,085
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg. Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48	2,146,000	1,761,251
Wachovia Bank Commercial Mortgage Trust 2007-C33, Commercial Mtg. Pass-Through Certificates, Series 2007-C33, Cl. A4, 5.903%, 2/1/51[1]	10,688,000	7,758,444
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg. Pass-Through Certificates, Series 2006-AR8, Cl. 1A4, 5.871%, 8/1/46[1]	18,952,339	10,550,024
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg. Pass-Through Certificates, Series 2007-HY1, Cl. 1A2, 5.706%, 2/25/37[1,2]	4,423,222	1,017,341
WaMu Mortgage Pass-Through Certificates 2007-HY3 Trust, Mtg. Pass-Through Certificates, Series 2007-HY3, Cl. 2A2, 5.668%, 3/1/37[1]	11,212,662	2,897,994
WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust, Mtg. Pass-Through Certificates, Series 2007-HY4, Cl. 5A1, 5.548%, 11/1/36[1]	3,602,845	2,367,618

35	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Commercial Continued
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg. Pass-Through Certificates, Series 2007-HY5, Cl. 2A3, 5.647%, 5/1/37[1]	$3,779,747	$2,417,003
Wells Fargo Mortgage-Backed Securities 2004-V Trust, Mtg. Pass-Through Certificates, Series 2004-V, Cl. 1A1, 3.986%, 10/1/34[1]	9,187,825	8,434,960

		272,456,379

Manufactured Housing—1.2%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg. Pass-Through Certificates, Series 2006-AR12, Cl. 2A1, 6.099%, 9/25/36[1]	12,422,539	7,985,784
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A5, 5.093%, 3/25/36[1]	15,250,851	9,493,356

		17,479,140

Multifamily—7.0%
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through Certificates:
Series 2003-E, Cl. 2A2, 4.71%, 6/25/33[1]	6,805,604	5,379,057
Series 2005-F, Cl. 2A3, 4.714%, 7/25/35[1]	11,367,324	8,810,616
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through Certificates, Series 2006-4, Cl. 2A1, 5.779%, 10/25/36[1]	6,000,360	2,902,000
CHL Mortgage Pass-Through Trust 2003-46, Mtg. Pass-Through Certificates, Series 2003-46, Cl. 1A2, 5.15%, 1/19/34[1]	5,672,790	4,784,597
CHL Mortgage Pass-Through Trust 2005-HYB1, Mtg. Pass-Through Certificates, Series 2005-HYB1, Cl. 1A2, 4.982%, 3/25/35[1]	11,308,116	7,079,941
CHL Mortgage Pass-Through Trust 2007-HY1, Mtg. Pass-Through Certificates, Series 2007-HY1, Cl. 1A1, 5.68%, 4/25/37[1]	10,866,141	5,928,959
Citigroup Mortgage Loan Trust, Inc. 2006-AR5, Asset-Backed Pass-Through Certificates, Series 2006-AR5, Cl. 1A3A, 5.89%, 7/25/36[1]	5,127,705	2,688,726
CWALT Alternative Loan Trust 2005-85CB, Mtg. Pass-Through Certificates, Series 2005-85CB, Cl. 2A3, 5.50%, 2/25/36	7,710,000	5,907,077
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates:
Series 2004-J4, Cl. A7, 5.50%, 9/25/34	7,166,000	5,729,034
Series 2005-AR4, Cl. 2A1, 5.295%, 7/19/35[1]	10,789,799	7,808,591
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates, Series 2005-AR7, Cl. 3A1, 5.14%, 11/25/35[1]	18,447,249	11,671,488
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg. Pass-Through Certificates, Series 2007-2, Cl. 2A1, 5.972%, 6/25/37[1]	13,050,706	9,143,708
Wells Fargo Mortgage-Backed Securities 2004-AA Trust, Mtg. Pass-Through Certificates, Series 2004-AA, Cl. 2A, 4.992%, 12/25/34[1]	3,567,596	2,762,209
Wells Fargo Mortgage-Backed Securities 2004-S Trust, Mtg. Pass-Through Certificates, Series 2004-S, Cl. A1, 3.742%, 9/25/34[1]	2,899,605	2,122,082
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-Through Certificates:
Series 2006-AR10, Cl. 2A1, 5.628%, 7/25/36[1]	5,726,043	3,067,332
Series 2006-AR10, Cl. 4A1, 5.557%, 7/25/36[1]	7,349,064	4,820,322

36	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

	Principal
	Amount	Value

Multifamily Continued
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates:
Series 2006-AR2, Cl. 2A3, 5.093%, 3/1/36[1]	$15,186,380	$9,538,457
Series 2006-AR2, Cl. 2A6, 5.093%, 3/25/36[1]	2,901,172	808,341
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 5.093%, 3/25/36[1]	3,741,548	2,687,196

		103,639,733

Other—0.2%
JPMorgan Mortgage Trust 2005-S2, Mtg. Pass-Through Certificates, Series 2005-S2, Cl. 3A1, 6.719%, 2/25/32[1]	3,334,909	2,489,709
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped Mtg.-Backed Security, Series 1987-3, Cl. B, 53.612%, 10/23/17[3]	4,410	539
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped Mtg.-Backed Security, Series 1987-3, Cl. A, 1.142%, 10/23/17[4]	6,528	6,072

		2,496,320

Residential—12.1%
Bank of America Alternative Loan Trust, Mtg. Pass-Through Certificates, Series 2003-1, Cl. A6, 6%, 2/1/33	6,895,330	6,396,124
CitiMortgage Alternative Loan Trust 2007-A2, Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series 2007-A2, Cl. 1A5, 6%, 2/25/37	22,518,423	13,368,183
CWALT Alternative Loan Trust 2004-24CB, Mtg. Pass-Through Certificates, Series 2004-24CB, Cl. 1A1, 6%, 11/1/34	7,720,205	6,803,193
CWALT Alternative Loan Trust 2004-28CB, Mtg. Pass-Through Certificates, Series 2004-28CB, Cl. 3A1, 6%, 1/1/35	6,090,536	4,149,463
CWALT Alternative Loan Trust 2005-18CB, Mtg. Pass-Through Certificates, Series 2005-18CB, Cl. A8, 5.50%, 5/25/36	9,396,000	6,943,629
CWALT Alternative Loan Trust 2005-21CB, Mtg. Pass-Through Certificates, Series 2005-21CB, Cl. A7, 5.50%, 6/1/35	6,820,858	4,808,703
CWALT Alternative Loan Trust 2005-J1, Mtg. Pass-Through Certificates, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32	5,412,332	3,466,470
CWALT Alternative Loan Trust 2005-J3, Mtg. Pass-Through Certificates, Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34	2,889,864	2,489,980
CWALT Alternative Loan Trust 2006-41CB, Mtg. Pass-Through Certificates, Series 2006-41CB, Cl. 1A10, 6%, 1/1/37	21,754,919	12,440,459
GSR Mortgage Loan Trust 2007-AR1, Mtg. Pass-Through Certificates, Series 2007-AR1, Cl. 4A1, 5.826%, 3/1/37[1,2]	9,797,192	4,898,596
JP Morgan Mortgage Trust 2006-A2, Mtg. Pass-Through Certificates, Series 2006-A2, Cl. 5A3, 5.138%, 11/1/33[1]	959,176	744,968
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial Mtg. Pass-Through Certificates, Series 2007-C7, Cl. AM, 6.166%, 9/11/45[1]	8,365,000	3,957,113
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36	1,257,105	1,158,581

37	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Residential Continued
Merrill Lynch Mortgage Investors Trust 2005-A1, Mtg. Asset-Backed Certificates, Series 2005-A1, Cl. 2A1, 4.54%, 12/25/34[1]	$2,266,082	$1,363,470
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through Certificates, Series 2006-AR, Cl. 5A3, 5.416%, 6/25/36[1]	4,750,000	3,292,131
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33	1,018,152	1,014,924
RALI Series 2004-QS10 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2004-QS10, Cl. A3, 0.971%, 7/25/34[1]	1,587,976	1,337,429
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	2,297,719	2,211,524
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS5, Cl. 2A2, 6%, 5/1/36	1,058,284	1,034,787
STARM Mortgage Loan Trust 2007-S1, Mtg. Pass-Through Certificates, Series 2007-S1, Cl. 3A1, 5.01%, 8/1/22[1,2]	17,871,708	11,616,610
WaMu Mortgage Pass-Through Certificates 2003-AR9 Trust, Mtg. Pass-Through Certificates, Series 2003-AR9, Cl. 2A, 4.491%, 9/25/33[1]	4,270,996	3,683,093
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust, Mtg. Pass-Through Certificates, Series 2005-AR14, Cl. 1A1, 5.048%, 12/1/35[1]	10,503,291	8,469,325
WaMu Mortgage Pass-Through Certificates 2006-AR12 Trust, Mtg. Pass-Through Certificates, Series 2006-AR12, Cl. 2A1, 5.75%, 10/25/36[1]	15,331,419	8,691,736
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg. Pass-Through Certificates, Series 2006-AR8, Cl. 2A1, 6.127%, 8/25/36[1]	14,216,126	9,456,607
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust, Mtg. Pass-Through Certificates, Series 2007-HY2, Cl. 2A1, 6.615%, 11/1/36[1]	1,319,609	753,341
Washington Mutual Mortgage Pass-Through Certificates, Mtg. Pass-Through Certificates, Series 2007-1, Cl. 1A8, 6%, 2/25/37	14,125,524	12,357,921
Wells Fargo Mortgage-Backed Securities 2003-6 Trust, Mtg. Pass-Through Certificates, Series 2003-6, Cl. 1A1, 5%, 6/25/18	5,659,535	5,533,259
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1, 4.368%, 9/1/34[1]	1,239,476	887,325
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust, Mtg. Pass-Through Certificates, Series 2005-AR16, Cl. 2A1, 4.876%, 10/1/35[1]	6,423,105	4,314,337
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-Through Certificates:
Series 2006-AR10, Cl. 5A3, 5.594%, 7/1/36[1]	3,520,948	2,006,852
Series 2006-AR10, Cl. 5A6, 5.594%, 7/1/36[1]	19,438,104	10,720,408
Wells Fargo Mortgage-Backed Securities 2006-AR13 Trust, Mtg. Pass-Through Certificates:
Series 2006-AR13, Cl. A2, 5.75%, 9/1/36[1]	20,875,246	14,070,814
Series 2006-AR13, Cl. A5, 5.75%, 9/1/36[1,2]	7,593,878	2,126,286
Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust, Mtg. Pass-Through Certificates, Series 2006-AR5, Cl. 2A2, 5.545%, 4/1/36[1,2]	8,899,150	2,313,779

		178,881,420

Total Mortgage-Backed Obligations (Cost $1,777,907,655)		1,521,129,665

38	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

	Principal
	Amount	Value

U.S. Government Obligations—0.1%
U.S. Treasury Bonds, STRIPS, 3.862%, 2/15/13[6,7] (Cost $1,298,366)	$1,520,000	$1,425,628

Corporate Bonds and Notes—22.9%
Consumer Discretionary—4.8%
Automobiles—1.9%
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10	22,680,000	18,150,305
General Motors Acceptance Corp., 8% Bonds, 11/1/31	16,865,000	9,885,605

		28,035,910

Hotels, Restaurants & Leisure—1.5%
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09	14,555,000	13,972,800
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10[8]	3,000,000	1,995,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14	7,432,000	5,648,320

		21,616,120

Household Durables—0.5%
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09	4,360,000	4,163,800
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09	2,620,000	2,606,900

		6,770,700

Media—0.1%
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11	6,350,000	1,936,750
Multiline Retail—0.8%
Macy’s Retail Holdings, Inc., 4.80% Sr. Nts., 7/15/09	13,185,000	12,498,760
Consumer Staples—0.3%
Food & Staples Retailing—0.3%
Albertson’s, Inc., 8% Sr. Unsec. Debs., 5/1/31	6,950,000	4,204,750
Real Time Data Co., 11% Nts., 5/31/09[2,9,10,11]	476,601	—

		4,204,750

Energy—1.2%
Oil, Gas & Consumable Fuels—1.2%
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13	4,165,000	3,544,515
Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub. Nts., 8/1/12	2,310,000	2,063,941
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13	6,075,000	5,117,841
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13[12]	970,044	1,031,256
TEPPCO Partners LP, 6.125% Nts., 2/1/13	3,060,000	2,724,860
Valero Logistics Operations LP, 6.05% Nts., 3/15/13	4,347,000	3,723,962

		18,206,375

39	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Financials—14.8%
Capital Markets—0.9%
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34	$19,350,000	$14,078,034
Lehman Brothers Holdings, Inc., 7.50% Sub. Nts., 5/11/38[11]	42,265,000	4,227

		14,082,261

Commercial Banks—3.8%
Barclays Bank plc, 6.278% Perpetual Bonds[13]	32,820,000	18,998,513
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A12,13	36,400,000	14,140,162
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35[1]	32,880,000	13,772,511
Popular North America, Inc., 4.70% Nts., 6/30/09	8,799,000	8,600,811

		55,511,997

Diversified Financial Services—6.5%
Bank of America Corp.:
8% Unsec. Perpetual Bonds, Series K13	16,140,000	11,625,965
8.125% Perpetual Bonds, Series M13	4,200,000	3,146,850
Capmark Financial Group, Inc.:
3.038% Sr. Unsec. Nts., 5/10/10[1]	3,920,000	2,001,093
5.875% Sr. Unsec. Nts., 5/10/12	11,600,000	3,957,792
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10	5,029,000	4,416,307
Citigroup, Inc.:
8.30% Jr. Sub. Bonds, 12/21/57[1]	24,580,000	18,999,775
8.40% Perpetual Bonds, Series E13	9,885,000	6,539,323
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1[13]	20,205,000	16,851,495
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38	25,835,000	28,549,277

		96,087,877

Insurance—3.3%
American International Group, Inc., 6.25% Jr. Sub. Bonds, 3/15/37	7,611,000	2,849,178
Axa SA, 6.379% Sub. Perpetual Bonds[12,13]	29,669,000	13,295,243
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34	4,160,000	1,692,579
MetLife Capital Trust X, 9.25% Sec. Bonds, 4/8/38[1]	5,600,000	3,913,745
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/36[1]	19,845,000	11,934,525
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23[12]	9,470,000	9,144,762
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25[12]	8,725,000	5,895,797

		48,725,829

Thrifts & Mortgage Finance—0.3%
Washington Mutual Bank NV, 3.337% Sr. Unsec. Nts., 5/1/09[11]	13,045,000	3,848,275
Information Technology—0.6%
Communications Equipment—0.0%
Orion Network Systems, Inc., 12.50% Sr. Unsub. Nts., 1/15/07[2,10,11]	200,000	2

40	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

	Principal
	Amount	Value

Computers & Peripherals—0.6%
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09	$8,875,000	$8,901,989
Materials—0.0%
Chemicals—0.0%
Morton International, Inc., 9.75% Credit Sensitive Nts., 6/1/20[1]	85,000	97,392
Utilities—1.2%
Electric Utilities—1.2%
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10	9,227,000	9,034,765
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09	8,644,000	8,608,716

		17,643,481

Total Corporate Bonds and Notes (Cost $514,223,382)		338,168,468

	Shares

Common Stocks—0.0%
Chesapeake Energy Corp. (Cost $9)	181	2,927

	Units

Rights, Warrants and Certificates—0.0%
Pathmark Stores, Inc. Wts., Strike Price $22.31, Exp. 9/19/10[2,10] (Cost $5,577)	2,028	71

	Shares

Investment Company—11.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 1.96%[14,15] (Cost $171,712,453)	171,712,453	171,712,453
Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned) (Cost $2,529,222,551)		2,085,558,608

Investments Purchased with Cash Collateral from Securities Loaned—0.0%[16]
OFI Liquid Assets Fund, LLC, 1.71% [14,15] (Cost $408,818)	408,818	408,818

Total Investments, at Value (Cost $2,529,631,369)	141.5%	2,085,967,426
Liabilities in Excess of Other Assets	(41.5)	(611,433,044)

Net Assets	100.0%	$1,474,534,382

Industry classifications are unaudited.
Footnotes to Statement of Investments
1. Represents the current interest rate for a variable or increasing rate security.
2. Illiquid security. The aggregate value of illiquid securities as of December 31, 2008 was $30,428,390, which represents 2.06% of the Fund’s net assets. See Note 7 of accompanying Notes.

41	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
3.     Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $73,447,577 or 4.98% of the Fund’s net assets as of December 31, 2008.
4.     Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,425,945 or 0.10% of the Fund’s net assets as of December 31, 2008.
5.     When-issued security or delayed delivery to be delivered and settled after December 31, 2008. See Note 1 of accompanying Notes.
6.     All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $8,446,974. See Note 5 of accompanying Notes.
7.     Zero coupon bond reflects effective yield on the date of purchase.
8.     Partial or fully-loaned security. See Note 8 of accompanying Notes.
9.     Interest or dividend is paid-in-kind, when applicable.
10.   Non-income producing security.
11.   Issue is in default. See Note 1 of accompanying Notes
12.   Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $43,507,220 or 2.95% of the Fund’s net assets as of December 31, 2008.
13.   This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.
14.   Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	December 31, 2007	Additions	Reductions	December 31, 2008

OFI Liquid Assets Fund, LLC	—	28,871,531	28,462,713	408,818
Oppenheimer Institutional Money Market Fund, Cl. E	52,911,646	1,700,873,349	1,582,072,542	171,712,453

			Value	Income
OFI Liquid Assets Fund, LLC			$408,818	$25,307	[a]
Oppenheimer Institutional Money Market Fund, Cl. E			171,712,453	2,409,798

			$172,121,271	$2,435,105

a.     Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.
15.   Rate shown is the 7-day yield as of December 31, 2008.
16.   The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 8 of accompanying Notes.

42	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of December 31, 2008:

	Investments in	Other Financial
Valuation Description	Securities	Instruments*

Level 1—Quoted Prices	$172,124,198	$(5,530,242)
Level 2—Other Significant Observable Inputs	1,913,843,157	(26,134,527)
Level 3—Significant Unobservable Inputs	71	—

Total	$2,085,967,426	$(31,664,769)

*  Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
Futures Contracts as of December 31, 2008 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

U.S. Treasury Bonds, 10 yr.	Buy	629	3/20/09	$79,096,750	$616,047
U.S. Treasury Bonds, 20 yr.	Buy	1,361	3/20/09	187,881,797	14,098,197
U.S. Treasury Nts., 2 yr.	Sell	519	3/31/09	113,174,438	(483,236)

					$14,231,008

Credit Default Swap Contracts as of December 31, 2008 are as follows:

				Pay/		Upfront
Swap			Notional	Receive		Payment
Reference		Buy/Sell	Amount	Fixed	Termination	Received /
Entity	Counterparty	Credit Protection	(000s)	Rate	Date	(Paid)	Value

ABX.HE.AA.06-2 Index:
	Barclays Bank plc	Sell	$7,270	0.170%	5/25/46	$5,624,201	$(6,384,872)
	Deutsche Bank AG	Sell	2,000	0.170	5/25/46	239,981	(1,756,499)
	Goldman Sachs Bank USA	Sell	730	0.170	5/25/46	60,146	(641,122)
	Goldman Sachs Bank USA	Sell	2,680	0.170	5/25/46	1,058,537	(2,353,708)

43	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Credit Default Swap Contracts: Continued

				Pay/		Upfront
Swap			Notional	Receive		Payment
Reference		Buy/Sell	Amount	Fixed	Termination	Received /
Entity	Counterparty	Credit Protection	(000s)	Rate	Date	(Paid)	Value

ABX.HE.AA.06-2 Index: Continued
	Morgan Stanley Capital Services, Inc.	Sell	$600	0.170%	5/25/46	$47,935	$(526,950)
	Morgan Stanley Capital Services, Inc.	Sell	1,240	0.170	5/25/46	123,994	(1,089,029)

		Total	14,520			7,154,794	(12,752,180)
Allied Waste North America, Inc.:
	Deutsche Bank AG	Sell	1,830	2.000	9/20/09	—	14,129
	Deutsche Bank AG	Sell	3,020	2.000	9/20/09	—	23,317

		Total	4,850			—	37,446
American International Group, Inc.:
	Barclays Bank plc	Sell	4,045	3.000	3/20/09	—	(23,706)
	Barclays Bank plc	Sell	8,585	5.350	3/20/09	—	(1,616)
	Barclays Bank plc	Sell	9,045	4.000	3/20/09	—	(31,177)
	Deutsche Bank AG	Sell	11,395	4.000	3/20/09	—	(39,277)
	Morgan Stanley Capital Services, Inc.	Sell	6,830	4.000	3/20/09	—	(23,542)

		Total	39,900			—	(119,318)
Capmark Financial Group, Inc.:
	Barclays Bank plc	Sell	3,950	1.000	6/20/12	—	(2,070,438)
	Goldman Sachs Bank USA	Sell	4,595	0.950	6/20/12	—	(2,411,607)
	Morgan Stanley Capital Services, Inc.	Sell	2,140	5.000	6/20/12	577,800	(1,006,802)

		Total	10,685			577,800	(5,488,847)
CDX North America Investment Grade Index, H Volume, Series 7	Morgan Stanley Capital Services, Inc.	Sell	17,000	0.750	12/20/11	64,344	(1,600,731)

		Total	17,000			64,344	(1,600,731)
Cemex SAB de CV	Deutsche Bank AG	Sell	3,635	2.000	3/20/09	—	(53,169)

		Total	3,635			—	(53,169)

44	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Credit Default Swap Contracts: Continued

				Pay/		Upfront
Swap			Notional	Receive		Payment
Reference		Buy/Sell	Amount	Fixed	Termination	Received /
Entity	Counterparty	Credit Protection	(000s)	Rate	Date	(Paid)	Value

Centex Corp.:
	Barclays Bank plc	Sell	$4,410	4.650%	9/20/09	$—	$(5,830)
	Deutsche Bank AG	Sell	1,765	1.550	9/20/09	—	(42,246)

		Total	6,175			—	(48,076)
CIT Group, Inc.:
	Barclays Bank plc	Sell	2,150	10.500	6/20/09	—	28,417
	Deutsche Bank AG	Sell	2,040	5.000	3/20/09	234,600	(58,313)

		Total	4,190			234,600	(29,896)
Clear Channel Communications, Inc.	Morgan Stanley Capital Services, Inc.	Sell	450	6.300	9/20/12	—	(287,858)

		Total	450			—	(287,858)
CMBX.AAA.4 Index:
	Barclays Bank plc	Buy	8,375	0.350	2/17/51	(2,073,277)	2,551,627
	Deutsche Bank AG	Buy	5,030	0.350	2/17/51	(1,494,115)	1,532,500

		Total	13,405			(3,567,392)	4,084,127
Countrywide Home Loans, Inc.	Morgan Stanley Capital Services, Inc.	Sell	11,880	0.420	6/20/09	—	(45,137)

		Total	11,880			—	(45,137)
Energy Future Holdings Corp.:
	Credit Suisse International	Sell	1,620	6.050	12/20/12	—	(439,390)
	Credit Suisse International	Sell	1,680	5.910	12/20/12	—	(461,092)
	Credit Suisse International	Sell	1,685	6.000	12/20/12	—	(458,964)

		Total	4,985			—	(1,359,446)
First Data Corp.	Goldman Sachs Bank USA	Sell	1,890	4.700	3/20/09	—	(58,907)

		Total	1,890			—	(58,907)
Ford Motor Co.:
	Deutsche Bank AG	Sell	14,580	5.000	12/20/18	7,873,200	(10,297,489)
	Morgan Stanley Capital Services, Inc.	Sell	3,065	7.050	12/20/16	—	(2,017,744)
	Morgan Stanley Capital Services, Inc.	Sell	4,900	6.050	12/20/17	—	(3,265,640)
	Morgan Stanley Capital Services, Inc.	Sell	6,445	7.150	12/20/16	—	(4,193,753)

		Total	28,990			7,873,200	(19,774,626)
General Electric Capital Corp.:
	Barclays Bank plc	Sell	5,610	8.000	12/20/09	—	165,287
	Barclays Bank plc	Sell	8,563	5.750	12/20/09	—	67,023
	Credit Suisse International	Sell	4,895	8.000	12/20/09	—	144,221

		Total	19,068			—	376,531

45 | OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Credit Default Swap Contracts: Continued

				Pay/		Upfront
Swap			Notional	Receive		Payment
Reference		Buy/Sell	Amount	Fixed	Termination	Received /
Entity	Counterparty	Credit Protection	(000s)	Rate	Date	(Paid)	Value

General Motors Corp.:
	Deutsche Bank AG	Sell	$8,175	5.000%	12/20/18	$5,477,250	$(6,472,232)
	Morgan Stanley Capital Services, Inc.	Sell	2,860	5.050	12/20/17	—	(2,281,024)
	Morgan Stanley Capital Services, Inc.	Sell	3,250	5.800	12/20/16	—	(2,570,769)
	Morgan Stanley Capital Services, Inc.	Sell	3,440	5.750	12/20/16	—	(2,722,552)

		Total	17,725			5,477,250	(14,046,577)
Goldman Sachs Group, Inc. (The):
	Barclays Bank plc	Sell	7,820	5.750	12/20/09	—	159,364
	Deutsche Bank AG	Sell	6,425	5.450	12/20/09	—	112,213
	Deutsche Bank AG	Sell	7,860	5.500	12/20/09	—	141,095

		Total	22,105			—	412,672
Hartford Financial Services Group, Inc.	Morgan Stanley Capital Services, Inc.	Sell	3,575	2.400	3/20/09	—	(35,717)

		Total	3,575			—	(35,717)
HCP, Inc	Barclays Bank plc	Sell	5,350	4.600	3/20/09	—	6,136

		Total	5,350			—	6,136
Idearc, Inc.	Credit Suisse International	Sell	875	5.000	12/20/09	179,375	(632,978)

		Total	875			179,375	(632,978)
iStar Financial, Inc.:
	Barclays Bank plc	Sell	5,555	4.400	12/20/12	—	(3,011,794)
	Credit Suisse International	Sell	340	6.350	3/20/09	—	(40,699)
	Credit Suisse International	Sell	1,255	4.000	12/20/12	—	(683,592)
	Credit Suisse International	Sell	2,540	12.000	3/20/09	—	(277,758)
	Deutsche Bank AG	Sell	320	4.500	12/20/12	—	(173,295)
	Deutsche Bank AG	Sell	880	4.320	12/20/12	—	(477,559)
	Deutsche Bank AG	Sell	6,245	12.000	3/20/09	—	(682,912)
	Goldman Sachs Bank USA	Sell	1,445	3.950	12/20/12	—	(787,538)
	Morgan Stanley Capital Services, Inc.	Sell	1,085	4.860	12/20/12	—	(585,121)

		Total	19,665			—	(6,720,268)
J.C. Penney Corp., Inc.:
	Morgan Stanley Capital Services, Inc.	Sell	4,665	1.070	12/20/17	—	(908,686)
	Morgan Stanley Capital Services, Inc.	Sell	5,215	1.300	12/20/17	—	(941,473)

		Total	9,880			—	(1,850,159)

46 | OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

Credit Default Swap Contracts: Continued

				Pay/		Upfront
Swap			Notional	Receive		Payment
Reference		Buy/Sell	Amount	Fixed	Termination	Received/
Entity	Counterparty	Credit Protection	(000s)	Rate	Date	(Paid)	Value

Jones Apparel Group, Inc.:
	Deutsche Bank AG	Buy	$3,755	2.635%	6/20/18	$—	$838,634
	Morgan Stanley Capital Services, Inc.	Buy	7,580	2.970	6/20/18	—	1,554,969

		Total	11,335			—	2,393,603

	Deutsche Bank AG	Sell	3,755	2.720	6/20/13	—	(744,679)
	Morgan Stanley Capital Services, Inc.	Sell	7,580	3.200	6/20/13	—	(1,386,597)

		Total	11,335			—	(2,131,276)
Kohl’s Corp.	Barclays Bank plc	Buy	3,685	1.180	6/20/18	—	328,986
	Barclays Bank plc	Buy	3,695	1.040	6/20/18	—	367,494
	Deutsche Bank AG	Buy	3,725	1.300	6/20/18	—	300,056
	Morgan Stanley Capital Services, Inc.	Buy	6,995	0.660	12/20/17	—	853,292
	Morgan Stanley Capital Services, Inc.	Buy	7,745	0.870	12/20/17	—	831,008

		Total	25,845			—	2,680,836

	Barclays Bank plc	Sell	3,685	1.080	6/20/13	—	(247,919)
	Barclays Bank plc	Sell	3,695	0.900	6/20/13	—	(274,924)
	Deutsche Bank AG	Sell	3,725	1.180	6/20/13	—	(235,863)

		Total	11,105			—	(758,706)
Liz Claiborne, Inc.:
	Morgan Stanley Capital Services, Inc.	Buy	7,425	2.900	6/20/18	—	2,298,958

		Total	7,425			—	2,298,958

	Deutsche Bank AG	Sell	13,245	3.250	6/20/09	—	(388,895)
	Morgan Stanley Capital Services, Inc.	Sell	7,425	3.100	6/20/13	—	(1,970,892)

		Total	20,670			—	(2,359,787)
Louisiana-Pacific Corp.	Morgan Stanley Capital Services, Inc.	Sell	7,810	6.250	9/20/09	—	(667,358)

		Total	7,810			—	(667,358)
MBIA, Inc.	Deutsche Bank AG	Sell	2,670	4.900	12/20/12	—	(732,413)

		Total	2,670			—	(732,413)
Merrill Lynch & Co., Inc.:
	Barclays Bank plc	Sell	15,210	4.150	9/20/09	—	20,275
	Credit Suisse International	Sell	7,605	4.150	9/20/09	—	10,137

		Total	22,815			—	30,412
Morgan Stanley	Credit Suisse International	Sell	10,815	7.800	12/20/13	—	1,617,621

		Total	10,815			—	1,617,621

47 | OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Credit Default Swap Contracts: Continued

				Pay/		Upfront
Swap			Notional	Receive		Payment
Reference		Buy/Sell	Amount	Fixed	Termination	Received /
Entity	Counterparty	Credit Protection	(000s)	Rate	Date	(Paid)	Value

Prudential Financial, Inc.	Deutsche Bank AG	Sell	$10,750	2.050%	6/20/09	$—	$(343,165)

		Total	10,750			—	(343,165)
Pulte Homes, Inc.	Goldman Sachs Bank USA	Sell	7,100	2.750	9/20/09	—	(9,980)

		Total	7,100			—	(9,980)
Reliant Energy, Inc.:
	Credit Suisse International	Sell	4,145	9.000	12/20/09	—	(104,018)
	Credit Suisse International	Sell	4,275	9.000	12/20/09	—	(107,280)

		Total	8,420			—	(211,298)
R.H. Donnelley Corp.:
	Goldman Sachs Bank USA	Sell	7,680	9.000	3/20/09	—	(331,125)
	Morgan Stanley Capital Services, Inc.	Sell	1,300	5.000	12/20/09	117,000	(456,668)

		Total	8,980			117,000	(787,793)
Rite Aid Corp.:
	Credit Suisse International	Sell	2,675	5.000	9/20/09	160,500	(475,405)
	Credit Suisse International	Sell	2,890	7.500	3/20/09	—	(147,885)

		Total	5,565			160,500	(623,290)
Sprint Nextel Corp.:
	Credit Suisse International	Sell	15,630	6.300	3/20/09	—	(217,669)
	Goldman Sachs Bank USA	Sell	5,620	6.300	3/20/09	—	(78,266)

		Total	21,250			—	(295,935)
Temple-Inland, Inc.	Deutsche Bank AG	Sell	1,900	3.000	9/20/09	—	(112,956)

		Total	1,900			—	(112,956)
Tenet Healthcare Corp.	Deutsche Bank AG	Sell	6,900	1.600	3/20/09	—	(159,856)

		Total	6,900			—	(159,856)
Tribune Co.:
	Credit Suisse International	Sell	725	5.000	1/16/09	159,500	(679,776)
	Credit Suisse International	Sell	3,815	5.000	1/16/09	877,450	(3,577,028)
	Credit Suisse International	Sell	280	5.000	1/16/09	89,600	(262,534)
	Credit Suisse International	Sell	2,780	5.000	1/16/09	973,000	(2,606,589)
	Credit Suisse International	Sell	3,470	5.000	1/16/09	1,353,300	(3,253,548)

		Total	11,070			3,452,850	(10,379,475)
Univision Communications, Inc.:
	Credit Suisse International	Sell	585	14.600	3/20/09	—	(42,281)
	Goldman Sachs Bank USA	Sell	200	5.000	6/20/09	12,000	(66,119)
	Goldman Sachs Bank USA	Sell	630	5.000	6/20/09	69,300	(208,274)
	Goldman Sachs Bank USA	Sell	1,590	5.000	6/20/09	159,000	(525,645)

48 | OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

Credit Default Swap Contracts: Continued

				Pay/		Upfront
Swap			Notional	Receive		Payment
Reference		Buy/Sell	Amount	Fixed	Termination	Received /
Entity	Counterparty	Credit Protection	(000s)	Rate	Date	(Paid)	Value

Univision Communications, Inc.: Continued
	Morgan Stanley Capital Services, Inc.	Sell	$1,775	5.000%	12/20/09	$124,250	$(609,556)
	Morgan Stanley Capital Services, Inc.	Sell	2,420	5.000	6/20/09	145,200	(800,038)
	Morgan Stanley Capital Services, Inc.	Sell	1,750	5.000	12/20/09	227,500	(600,971)

		Total	8,950			737,250	(2,852,884)
Vale Overseas:
	Morgan Stanley Capital Services, Inc.	Buy	3,660	0.700	3/20/17	—	584,165
	Morgan Stanley Capital Services, Inc.	Buy	3,670	0.630	3/20/17	—	601,715

		Total	7,330			—	1,185,880

	Morgan Stanley Capital Services, Inc.	Sell	3,660	1.170	3/20/17	—	(465,158)
	Morgan Stanley Capital Services, Inc.	Sell	3,670	1.100	3/20/17	—	(482,987)

		Total	7,330			—	(948,145)
Vornado Realty LP:
	Credit Suisse International	Sell	3,520	3.600	3/20/09	—	(30,593)
	Deutsche Bank AG	Sell	7,180	3.875	6/20/09	—	(57,565)

		Total	10,700			—	(88,158)
XL Capital Ltd.:
	Barclays Bank plc	Sell	8,340	3.550	9/20/09	—	(618,969)
	Deutsche Bank AG	Sell	9,440	3.550	9/20/09	—	(700,608)

		Total	17,780			—	(1,319,577)

		Grand Total Buys	65,340			(3,567,392)	12,643,404
		Grand Total Sells	461,308			26,028,963	(87,205,124)

		Total Credit Default Swaps				$22,461,571	$(74,561,720)

49	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

	Total Maximum
Type of Reference	Potential Payments
Asset on which	for Selling Credit		Reference
the Fund Sold	Protection	Amount	Asset Rating
Protection	(Undiscounted)	Recoverable*	Range**

Asset-Backed Indexes	$14,520,000	$—	AA
Investment Grade Indexes	17,000,000	—	BBB
Single Name Corporate Debt	250,648,000	11,105,000	AAA to BBB-
Single Name Corporate Debt	179,140,000	18,760,000	BB+ to D

Total	$461,308,000	$29,865,000

*	Amounts recoverable includes potential payments from related purchased protection for instances where the Fund is the seller of protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**	The reference asset security rating, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential payment by the Fund if the reference asset experiences a credit event as of period end.
Interest Rate Swap Contracts as of December 31, 2008 are as follows:

	Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

USD BBA LIBOR:
Credit Suisse International	$60,000	4.145%	Three-Month USD BBA LIBOR	10/29/16	$(7,774,751)
Credit Suisse International	45,500	2.768	Three-Month USD BBA LIBOR	11/3/10	(1,028,721)
Credit Suisse International	23,970	2.225	Three-Month USD BBA LIBOR	11/20/10	(338,929)
Goldman Sachs Group, Inc. (The)	80,000	2.820	Three-Month USD BBA LIBOR	10/29/10	(1,824,264)
Goldman Sachs Group, Inc. (The)	84,500	2.765	Three-Month USD BBA LIBOR	11/3/10	(1,906,317)
Goldman Sachs Group, Inc. (The)	119,390	2.233	Three-Month USD BBA LIBOR	11/20/10	(1,705,829)
UBS AG	80,200	4.320	Three-Month USD BBA LIBOR	11/3/16	(11,470,676)
UBS AG	31,640	2.230	Three-Month USD BBA LIBOR	11/20/10	(450,506)

Total where Fund pays a fixed rate	525,200				(26,499,993)

Credit Suisse International	19,780	Three-Month USD BBA LIBOR	5.428%	8/7/17	5,055,333
Credit Suisse International	76,200	Three-Month USD BBA LIBOR	2.815	12/4/16	2,541,422
Deutsche Bank AG	16,700	Three-Month USD BBA LIBOR	5.445	8/8/17	4,293,002

50 | OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

Interest Rate Swap Contracts: Continued

	Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

USD BBA LIBOR: Continued
Goldman Sachs Group, Inc. (The)	$73,800	Three-Month USD BBA LIBOR	2.823%	12/4/16	$2,502,115

Total where Fund pays a variable rate	186,480				14,391,872

		Total Interest Rate Swaps			$(12,108,121)

Abbreviation/Definition is as follows: BBA LIBOR British Bankers’ Association London-Interbank Offered Rate Total Return Swap Contracts as of December 31, 2008 are as follows:

	Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

Banc of America Securities LLC AAA 10 yr. CMBS Daily Index*:
Goldman Sachs Group, Inc. (The)	$165,690	A	D	3/31/09	$35,691,006
Goldman Sachs Group, Inc. (The)	96,780	B	C	1/31/09	(22,992,509)

			Reference Entity Total		12,698,497
Barclays Capital U.S. CMBS AAA Index*:
Barclays Bank plc	16,190	A	D	5/1/09	1,782,340
Morgan Stanley	37,800	A	D	2/1/09	4,134,693
Morgan Stanley	71,500	A	D	3/1/09	7,835,054

			Reference Entity Total		13,752,087
Barclays Capital U.S. CMBS AAA 8.5+ Index*:
Goldman Sachs Group, Inc. (The)	70,300	A	D	3/1/09	12,003,428
Goldman Sachs Group, Inc. (The)	17,150	A	D	3/1/09	2,921,353
Goldman Sachs Group, Inc. (The)	23,440	A	D	2/1/09	4,002,281
Morgan Stanley	1,900	A	D	3/1/09	323,977
Morgan Stanley	26,480	A	D	3/1/09	4,482,038
Morgan Stanley	11,300	A	D	2/1/09	1,922,972
Morgan Stanley	38,170	A	D	2/1/09	6,525,582
Morgan Stanley	11,220	A	D	2/1/09	1,903,099

			Reference Entity Total		34,084,730

		Total of Total Return Swaps			$60,535,314

*	The CMBS Indexes are representative indexes of segments of the commercial mortgage backed securities market. These indexes are measured by movements in the credit spreads of the underlying holdings. As the credit market perceives an improvement in the credit quality of an Index’s underlying holdings and reduced probability of default, the spread of an index narrows. As the credit market perceives a decrease in credit quality and an increased probability of default on an Index’s underlying holdings, the spread widens.
Abbreviation is as follows:
CMBS     Commercial Mortgage Backed Securities
A—The Fund makes periodic payments when credit spreads, as represented by the Reference Entity, widen.
B—The Fund makes periodic payments when credit spreads, as represented by the Reference Entity, narrow.
C—The Fund receives periodic payments when credit spreads, as represented by the Reference Entity, widen.
D—The Fund receives periodic payments when credit spreads, as represented by the Reference Entity, narrow.

51 | OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.
Swap Summary as of December 31, 2008 is as follows:

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)	Value

Barclays Bank plc:
	Credit Default Buy Protection	$15,755	$3,248,107
	Credit Default Sell Protection	103,283	(12,224,743)
	Total Return	16,190	1,782,340

			(7,194,296)
Credit Suisse International:
	Interest Rate	225,450	(1,545,646)
	Credit Default Sell Protection	78,100	(12,727,100)

			(14,272,746)
Deutsche Bank AG:
	Credit Default Buy Protection	12,510	2,671,190
	Interest Rate	16,700	4,293,002
	Credit Default Sell Protection	129,735	(23,238,237)

			(16,274,045)
Goldman Sachs Bank USA	Credit Default Sell Protection	34,160	(7,472,291)
Goldman Sachs Group, Inc. (The):
	Interest Rate	357,690	(2,934,295)
	Total Return	373,360	31,625,559

			28,691,264
Morgan Stanley	Total Return	198,370	27,127,415
Morgan Stanley Capital Services, Inc.:
	Credit Default Buy Protection	37,075	6,724,107
	Credit Default Sell Protection	116,030	(31,542,753)

			(24,818,646)
UBS AG	Interest Rate	111,840	(11,921,182)

		Total Swaps	$(26,134,527)

See accompanying Notes to Financial Statements.

52 | OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF ASSETS AND LIABILITIES December 31, 2008

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $2,357,510,098)	$1,913,846,155
Affiliated companies (cost $172,121,271)	172,121,271

2,085,967,426
Cash	1,374,944
Swaps, at value (net upfront payments paid $3,332,792)	113,014,021
Receivables and other assets:
Interest and dividends	13,932,695
Investments sold	4,901,047
Shares of beneficial interest sold	3,400,282
Terminated investment contracts	495,659
Due from Manager	186
Other	24,800

Total assets	2,223,111,060

Liabilities
Return of collateral for securities loaned	408,818
Swaps, at value (upfront payments received $25,794,363)	139,148,548
Payables and other liabilities:
Investments purchased (including $584,028,288 purchased on a when-issued or delayed delivery basis)	593,962,471
Futures margins	5,530,242
Terminated investment contracts	5,369,709
Shares of beneficial interest redeemed	3,126,734
Distribution and service plan fees	474,918
Transfer and shareholder servicing agent fees	307,610
Shareholder communications	121,624
Trustees’ compensation	9,986
Dividends	3,067
Other	112,951

Total liabilities	748,576,678

Net Assets	$1,474,534,382

Composition of Net Assets
Par value of shares of beneficial interest	$240,920
Additional paid-in capital	2,052,915,431
Accumulated net investment loss	(8,979,508)
Accumulated net realized loss on investments	(136,536,570)
Net unrealized depreciation on investments	(433,105,891)

Net Assets	$1,474,534,382

53 | OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF ASSETS AND LIABILITIES Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $465,375,230 and 75,990,586 shares of beneficial interest outstanding)	$6.12
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$6.43

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $42,616,837 and 6,960,764 shares of beneficial interest outstanding)	$6.12

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $108,673,126 and 17,731,704 shares of beneficial interest outstanding)	$6.13

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $54,092,258 and 8,836,321 shares of beneficial interest outstanding)	$6.12

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $803,776,931 and 131,400,802 shares of beneficial interest outstanding)	$6.12
See accompanying Notes to Financial Statements.

54 | OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF OPERATIONS For the Year Ended December 31, 2008

Investment Income
Interest	$141,685,365
Fee income	8,374,182
Dividends:
Unaffiliated companies	53
Affiliated companies	2,409,798
Income from investment of securities lending cash collateral, net:
Unaffiliated companies	77,416
Affiliated companies	25,307
Other income	25,128

Total investment income	152,597,249

Expenses
Management fees	8,933,847
Distribution and service plan fees:
Class A	1,945,263
Class B	761,033
Class C	1,696,056
Class N	417,501
Transfer and shareholder servicing agent fees:
Class A	1,725,013
Class B	292,847
Class C	393,879
Class N	284,129
Class Y	766,721
Shareholder communications:
Class A	178,869
Class B	45,059
Class C	36,562
Class N	7,687
Class Y	47,503
Trustees’ compensation	47,386
Custodian fees and expenses	15,394
Other	143,884

Total expenses	17,738,633
Less reduction to custodian expenses	(2,033)
Less waivers and reimbursements of expenses	(575,793)

Net expenses	17,160,807

Net Investment Income	135,436,442

55 | OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENT OF OPERATIONS Continued

Realized and Unrealized Loss
Net realized loss on:
Investments from unaffiliated companies	(36,293,855)
Closing and expiration of futures contracts	(19,765,501)
Swap contracts	(493,432,387)

Net realized loss	(549,491,743)
Net change in unrealized appreciation (depreciation) on:
Investments	(456,818,723)
Futures contracts	15,841,751
Swap contracts	2,355,839

Net change in unrealized depreciation	(438,621,133)

Net Decrease in Net Assets Resulting from Operations	$(852,676,434)

See accompanying Notes to Financial Statements.

56 | OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
STATEMENTS OF CHANGES IN NET ASSETS

Year Ended December 31,	2008	2007

Operations
Net investment income	$135,436,442	$85,447,673
Net realized loss	(549,491,743)	(12,524,932)
Net change in unrealized appreciation (depreciation)	(438,621,133)	5,643,791

Net increase (decrease) in net assets resulting from operations	(852,676,434)	78,566,532

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(29,656,191)
Class B	—	(3,253,244)
Class C	—	(5,234,319)
Class N	—	(2,495,333)
Class Y	—	(25,916,933)

	—	(66,556,020)

Tax return of capital distribution from net investment income:
Class A	(48,739,916)	(8,456,006)
Class B	(4,132,899)	(1,158,167)
Class C	(9,323,533)	(1,868,050)
Class N	(5,016,188)	(765,637)
Class Y	(68,196,336)	(6,699,873)

	(135,408,872)	(18,947,733)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(154,698,760)	287,770,231
Class B	(24,910,772)	(16,382,772)
Class C	(10,474,874)	45,361,474
Class N	7,600,883	26,067,879
Class Y	488,230,231	391,767,895

	305,746,708	734,584,707

Net Assets
Total increase (decrease)	(682,338,598)	727,647,486
Beginning of period	2,156,872,980	1,429,225,494

End of period (including accumulated net investment income (loss) of $(8,979,508) and $8,250,048, respectively)	$1,474,534,382	$2,156,872,980

See accompanying Notes to Financial Statements.

57 | OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
FINANCIAL HIGHLIGHTS

Class A Year Ended December 31,	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$10.18	$10.23	$10.24	$10.44	$10.38
Income (loss) from investment operations:
Net investment income[1]	.56	.50	.47	.42	.38
Net realized and unrealized gain (loss)	(4.06)	(.05)	.01	(.18)	.12

Total from investment operations	(3.50)	.45	.48	.24	.50

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.39)	(.49)	(.44)	(.44)
Tax return of capital distribution	(.56)	(.11)	—	—	—

Total dividends and/or distributions to shareholders	(.56)	(.50)	(.49)	(.44)	(.44)

Net asset value, end of period	$6.12	$10.18	$10.23	$10.24	$10.44

Total Return, at Net Asset Value[2]	(35.83)%	4.49%	4.84%	2.35%	4.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$465,375	$954,825	$670,012	$488,889	$344,205

Average net assets (in thousands)	$786,186	$779,234	$566,159	$423,182	$353,046

Ratios to average net assets:[3]
Net investment income	6.20%	4.89%	4.66%	4.12%	3.63%
Total expenses	0.92%[4]	0.88%[4]	0.96%[4]	1.06%	1.10%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.90%	0.87%	0.90%	0.90%	0.93%

Portfolio turnover rate[5]	52%	89%	107%	98%	94%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended December 31, 2008	0.92%
Year Ended December 31, 2007	0.89%
Year Ended December 31, 2006	0.96%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309
Year Ended December 31, 2006	$2,924,444,249	$2,991,206,014
Year Ended December 31, 2005	$3,609,072,810	$3,584,424,906
Year Ended December 31, 2004	$3,447,306,025	$3,473,854,068
See accompanying Notes to Financial Statements.

58 | OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

Class B Year Ended December 31,	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$10.17	$10.23	$10.23	$10.44	$10.37

Income (loss) from investment operations:
Net investment income[1]	.49	.42	.40	.35	.30
Net realized and unrealized gain (loss)	(4.04)	(.06)	.01	(.20)	.13

Total from investment operations	(3.55)	.36	.41	.15	.43

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.31)	(.41)	(.36)	(.36)
Tax return of capital distribution	(.50)	(.11)	—	—	—

Total dividends and/or distributions to shareholders	(.50)	(.42)	(.41)	(.36)	(.36)

Net asset value, end of period	$6.12	$10.17	$10.23	$10.23	$10.44

Total Return, at Net Asset Value[2]	(36.24)%	3.60%	4.17%	1.50%	4.21%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,617	$99,282	$116,230	$125,069	$148,445

Average net assets (in thousands)	$76,116	$106,727	$118,240	$135,296	$167,685

Ratios to average net assets:[3]
Net investment income	5.43%	4.13%	3.92%	3.37%	2.86%
Total expenses	1.87%[4]	1.79%[4]	1.86%[4]	1.91%	1.91%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.65%	1.64%	1.65%	1.65%	1.69%

Portfolio turnover rate[5]	52%	89%	107%	98%	94%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended December 31, 2008	1.87%
Year Ended December 31, 2007	1.80%
Year Ended December 31, 2006	1.86%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309
Year Ended December 31, 2006	$2,924,444,249	$2,991,206,014
Year Ended December 31, 2005	$3,609,072,810	$3,584,424,906
Year Ended December 31, 2004	$3,447,306,025	$3,473,854,068
See accompanying Notes to Financial Statements.

59 | OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
FINANCIAL HIGHLIGHTS Continued

Class C Year Ended December 31,	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$10.18	$10.24	$10.24	$10.45	$10.39

Income (loss) from investment operations:
Net investment income[1]	.50	.42	.40	.35	.30
Net realized and unrealized gain (loss)	(4.05)	(.06)	.01	(.20)	.12

Total from investment operations	(3.55)	.36	.41	.15	.42

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.31)	(.41)	(.36)	(.36)
Tax return of capital distribution	(.50)	(.11)	—	—	—

Total dividends and/or distributions to shareholders	(.50)	(.42)	(.41)	(.36)	(.36)

Net asset value, end of period	$6.13	$10.18	$10.24	$10.24	$10.45

Total Return, at Net Asset Value[2]	(36.20)%	3.60%	4.16%	1.49%	4.12%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$108,673	$194,071	$149,440	$109,207	$84,696

Average net assets (in thousands)	$169,737	$172,144	$126,593	$94,742	$86,020
Ratios to average net assets:[3]
Net investment income	5.49%	4.12%	3.92%	3.37%	2.87%
Total expenses	1.68%[4]	1.66%[4]	1.76%[4]	1.86%	1.87%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.65%	1.64%	1.65%	1.65%	1.68%

Portfolio turnover rate[5]	52%	89%	107%	98%	94%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended December 31, 2008	1.68%
Year Ended December 31, 2007	1.67%
Year Ended December 31, 2006	1.76%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309
Year Ended December 31, 2006	$2,924,444,249	$2,991,206,014
Year Ended December 31, 2005	$3,609,072,810	$3,584,424,906
Year Ended December 31, 2004	$3,447,306,025	$3,473,854,068
See accompanying Notes to Financial Statements.

60	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Class N Year Ended December 31,	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$10.17	$10.23	$10.23	$10.44	$10.37

Income (loss) from investment operations:
Net investment income[1]	.54	.47	.45	.40	.35
Net realized and unrealized gain (loss)	(4.05)	(.06)	.01	(.19)	.13

Total from investment operations	(3.51)	.41	.46	.21	.48

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.36)	(.46)	(.42)	(.41)
Tax return of capital distribution	(.54)	(.11)	—	—	—

Total dividends and/or distributions to shareholders	(.54)	(.47)	(.46)	(.42)	(.41)

Net asset value, end of period	$6.12	$10.17	$10.23	$10.23	$10.44

Total Return, at Net Asset Value[2]	(35.92)%	4.11%	4.68%	1.99%	4.71%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$54,092	$84,017	$58,232	$35,836	$25,580

Average net assets (in thousands)	$83,422	$70,555	$46,672	$30,274	$21,411

Ratios to average net assets:[3]
Net investment income	6.01%	4.62%	4.42%	3.87%	3.38%
Total expenses	1.28%[4]	1.26%[4]	1.35%[4]	1.47%	1.51%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.15%	1.14%	1.15%	1.15%	1.20%

Portfolio turnover rate[5]	52%	89%	107%	98%	94%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended December 31, 2008	1.28%
Year Ended December 31, 2007	1.27%
Year Ended December 31, 2006	1.35%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309
Year Ended December 31, 2006	$2,924,444,249	$2,991,206,014
Year Ended December 31, 2005	$3,609,072,810	$3,584,424,906
Year Ended December 31, 2004	$3,447,306,025	$3,473,854,068
See accompanying Notes to Financial Statements.

61	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
FINANCIAL HIGHLIGHTS Continued

Class Y Year Ended December 31,	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$10.16	$10.22	$10.22	$10.43	$10.36

Income (loss) from investment operations:
Net investment income[1]	.60	.53	.51	.45	.41
Net realized and unrealized gain (loss)	(4.04)	(.05)	.01	(.19)	.13

Total from investment operations	(3.44)	.48	.52	.26	.54

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.43)	(.52)	(.47)	(.47)
Tax return of capital distribution	(.60)	(.11)	—	—	—

Total dividends and/or distributions to shareholders	(.60)	(.54)	(.52)	(.47)	(.47)

Net asset value, end of period	$6.12	$10.16	$10.22	$10.22	$10.43

Total Return, at Net Asset Value[2]	(35.45)%	4.80%	5.29%	2.50%	5.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$803,777	$824,678	$435,311	$171,323	$38,190

Average net assets (in thousands)	$1,006,642	$617,403	$309,558	$91,172	$45,333

Ratios to average net assets:[3]
Net investment income	6.78%	5.28%	5.03%	4.39%	3.92%
Total expenses	0.51%[4]	0.48%[4]	0.55%[4]	0.76%	0.64%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.51%	0.47%	0.55%	0.65%	0.64%

Portfolio turnover rate[5]	52%	89%	107%	98%	94%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended December 31, 2008	0.51%
Year Ended December 31, 2007	0.49%
Year Ended December 31, 2006	0.55%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309
Year Ended December 31, 2006	$2,924,444,249	$2,991,206,014
Year Ended December 31, 2005	$3,609,072,810	$3,584,424,906
Year Ended December 31, 2004	$3,447,306,025	$3,473,854,068
See accompanying Notes to Financial Statements.

62	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Core Bond Fund (the “Fund”), is a separate fund of Oppenheimer Integrity Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek total return by investing mainly in debt instruments. The Fund’s investment adviser is Oppenheimer-Funds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

63	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.

64	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of December 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions
Purchased securities	$584,028,288
The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire

65	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2008, securities with an aggregate market value of $3,852,504, representing 0.26% of the Fund’s net assets, were in default.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investments in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. The Fund’s investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Investments With Off-Balance Sheet Market Risk. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund’s Statement of Assets and Liabilities.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments

66	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Depreciation
Based on Cost of
Securities and
Undistributed	Undistributed	Accumulated	Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2,3,4]	Tax Purposes

$—	$—	$128,469,378	$450,908,851

1.	As of December 31, 2008, the Fund had $128,342,115 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2008, details of the capital loss carryforwards were as follows:

Expiring

2010	$2,007,359
2013	6,003,757
2014	5,185,579
2015	2,067,456
2016	113,077,964

Total	$128,342,115

2.	The Fund had $127,263 of straddle losses which were deferred.

3.	During the fiscal year ended December 31, 2008, the Fund did not utilize any capital loss carryforward.

4.	During the fiscal year ended December 31, 2007, the Fund did not utilize any capital loss carryforward.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for December 31, 2008. Net assets of the Fund were unaffected by the reclassifications.

Reduction to
	Reduction to	Accumulated Net
Reduction to	Accumulated Net	Realized Loss
Paid-in Capital	Investment Income	on Investments

$409,478,929	$17,257,126	$426,736,055

67	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007 was as follows:

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007

Distributions paid from:
Ordinary income	$—	$66,556,020
Return of capital	135,408,872	18,947,733

Total	$135,408,872	$85,503,753

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,547,434,329
Federal tax cost of other investments	117,111,531

Total federal tax cost	$2,664,545,860

Gross unrealized appreciation	$42,089,638
Gross unrealized depreciation	(492,998,489)

Net unrealized depreciation	$(450,908,851)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date

68	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended December 31, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount

Class A
Sold	29,906,907	$270,918,926	51,782,681	$526,866,898
Dividends and/or distributions reinvested	4,575,216	39,891,036	3,101,363	31,544,029
Redeemed	(52,314,050)	(465,508,722)	(26,558,196)	(270,640,696)

Net increase (decrease)	(17,831,927)	$(154,698,760)	28,325,848	$287,770,231

69	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS Continued
2. Shares of Beneficial Interest Continued

	Year Ended December 31, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount

Class B
Sold	2,467,816	$22,640,320	3,194,204	$32,473,051
Dividends and/or distributions reinvested	421,920	3,670,527	375,245	3,817,248
Redeemed	(5,687,742)	(51,221,619)	(5,176,614)	(52,673,071)

Net decrease	(2,798,006)	$(24,910,772)	(1,607,165)	$(16,382,772)

Class C
Sold	6,664,445	$58,898,201	8,354,127	$84,954,263
Dividends and/or distributions reinvested	855,969	7,379,319	572,829	5,830,346
Redeemed	(8,845,862)	(76,752,394)	(4,468,801)	(45,423,135)

Net increase (decrease)	(1,325,448)	$(10,474,874)	4,458,155	$45,361,474

Class N
Sold	4,420,884	$40,331,503	4,388,857	$44,595,612
Dividends and/or distributions reinvested	417,199	3,582,842	239,554	2,435,640
Redeemed	(4,260,459)	(36,313,462)	(2,064,166)	(20,963,373)

Net increase	577,624	$7,600,883	2,564,245	$26,067,879

Class Y
Sold	82,125,659	$745,212,714	41,552,519	$422,555,881
Dividends and/or distributions reinvested	7,987,038	67,463,930	3,196,427	32,455,691
Redeemed	(39,854,240)	(324,446,413)	(6,215,861)	(63,243,677)

Net increase	50,258,457	$488,230,231	38,533,085	$391,767,895

The Fund may participate in the ReFlow, LLC (“ReFlow”) liquidity program which is designed to provide an alternative source of funding to meet shareholder redemptions. ReFlow provides liquidity by being prepared to purchase Fund shares at the closing net asset value equal to the amount of the net redemptions on any given day. On subsequent days, when the Fund experiences net subscriptions, ReFlow redeems its holdings at the net asset value on that day, subject to maximum holding period of 28 days. The Fund will waive its transaction fees with respect to redemptions by ReFlow. When participating in the ReFlow program, the Fund pays ReFlow a fee equal to the value of shares purchased times a rate determined by a daily auction with other participating mutual funds in the ReFlow program. ReFlow is prohibited from acquiring more than 3% of the outstanding shares of the Fund and there is no assurance that ReFlow will have sufficient funds available to meet the Fund’s liquidity needs on a particular day. Fees incurred by the Fund during the period, if any, under the ReFlow liquidity program are included in “Other Expenses” per the Statement of Operations and fees payable by the Fund to ReFlow at period end, if any, are included in “Other Liabilities” per the Statement of Assets and Liabilities. As of December 31, 2008, ReFlow did not hold any shares of the Fund.

70	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in Oppenheimer Institutional Money Market Fund and OFI Liquid Assets Fund, LLC, for the year ended December 31, 2008, were as follows:

	Purchases	Sales

Investment securities	$767,789,136	$1,118,689,759
U.S. government and government agency obligations	—	6,339,307
To Be Announced (TBA) mortgage-related securities	5,977,684,487	5,630,250,536
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $1 billion	0.50%
Over $1 billion	0.35
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2008, the Fund paid $3,352,937 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor

71	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued
for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2008 for Class B, Class C and Class N shares were $1,775,593, $3,233,392 and $1,487,345, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor	Distributor

December 31, 2008	$415,929	$51,036	$179,272	$24,501	$5,471
Waivers and Reimbursements of Expenses. Effective March 1, 2004, the Manager has voluntarily undertaken to limit the “Total Expenses” for all classes of shares so that “Total expenses after waivers, payments and/or reimbursements and reduction to custodian expenses” as percentages of average daily net assets, will not exceed the following annual rates: 0.90% for the Class A shares; 1.65% for the Class B and Class C shares, respectively; 1.15% for the Class N shares and 0.65% for the Class Y shares. During the year ended December 31, 2008, the Manager reimbursed the Fund $154,897, $129,067, $52,834 and $89,371 for Class A, Class B, Class C and Class N shares, respectively. The Manager may terminate this voluntary expense limitation arrangement at any time without notice to shareholders.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended December 31, 2008, OFS waived $41,016, $3,982 and $19,331 for Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the year ended December 31, 2008, the Manager waived $85,295 for IMMF management fees.

72	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

5. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
6. Swap Contracts
The Fund may enter into privately negotiated agreements with a counterparty to exchange or “swap” payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.
     Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of

73	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS Continued
6. Swap Contracts Continued
Assets and Liabilities. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities and as a component of unrealized gain or loss on the Statement of Operations until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations.
     Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

74	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

     Risks of credit default swaps include credit, market and liquidity risk. Additional risks include but are not limited to: the cost of paying for credit protection if there are no credit events or the cost of selling protection when a credit event occurs (paying the notional amount to the protection buyer); and pricing transparency when assessing the value of a credit default swap.
     As of the period end, the Fund has sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities and/or indexes that are either unavailable or considered to be less attractively priced in the bond market.
     The Fund has also engaged in pairs trades by purchasing protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks. Pairs trades attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. In addition, the Fund has engaged in spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curve trades attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.
Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.
     Risks of interest rate swaps include credit, market and liquidity risk. Additional risks include but are not limited to, interest rate risk. There is a risk, based on future movements of interest rates that the payments made by the Fund under a swap agreement will be greater than the payments it received.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
     Risks of total return swaps include credit, market and liquidity risk.
7. Illiquid Securities
As of December 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

75	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS Continued
8. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of December 31, 2008, the Fund had on loan securities valued at $409,360. Collateral of $408,818 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.
9. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
10. Change In Independent Registered Public Accounting Firm (Unaudited)
At a meeting held on August 20, 2008, the Board of Trustees of the Fund appointed KPMG LLP as the independent registered public accounting firm to the Fund for fiscal year 2009, replacing the firm of Deloitte & Touche LLP, effective at the conclusion of the fiscal 2008 audit. During the two most recent fiscal years the audit reports of Deloitte & Touche LLP contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of Deloitte & Touche LLP would have caused it to make reference to the disagreements in connection with its reports.

76	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND (UNDERLYING FUND)
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees and Shareholders of Oppenheimer Core Bond Fund:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Core Bond Fund (the “Fund”), a series of Oppenheimer Integrity Funds, including the statement of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Deloitte & Touche LLP
Denver, Colorado
February 11, 2009

77	|	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that George C. Bowen, the Chairman of the Board’s Audit Committee, and Edward L. Cameron, a member of the Board’s Audit Committee, are audit committee financial experts and that Messrs. Bowen and Cameron are “independent” for purposes of this Item 3.
Item 4. Principal Accountant Fees and Services.
(a) Audit Fees
KPMG, the principal accountant for the audit of the registrant’s 2009 financial statements billed $17,000 in fiscal 2009 and D&T, the principal accountant for the audit of the registrant’s 2008 financial statements billed $17,000 in fiscal 2008.
(b) Audit-Related Fees
KPMG, the principal accountant for the audit of the registrant’s 2009 annual financial statements billed no such fees for fiscal 2009 and D&T, the principal accountant for the audit of the registrant’s 2008 annual financial statements billed no such fees for fiscal 2008.
KPMG, the principal accountant for the audit of the registrant’s 2009 annual financial statements billed $255,000 in fiscal 2009 and D&T, the principal accountant for the audit of the registrant’s 2008 annual financial statements billed no such fees in fiscal 2008 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: internal control reviews and professional services relating to FAS 123R.
(c) Tax Fees
KPMG, the principal accountant for the audit of the registrant’s 2009 annual financial statements billed no such fees to the registrant for 2009 and D&T, the principal accountant for the audit of the registrant’s 2008 annual financial statements billed no such fees to the registrant for 2008.
KPMG, the principal accountant for the audit of the registrant’s 2009 annual financial statements billed no such fees to the registrant for 2009 and D&T, the principal accountant for the audit of the registrant’s 2008 annual financial statements billed no such fees to the registrant for 2008 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(d) All Other Fees
KPMG, the principal accountant for the audit of the registrant’s 2009 annual financial statements billed no such fees to the registrant for 2009 and D&T, the principal accountant for the audit of the registrant’s 2008 annual financial statements billed no such fees to the registrant for 2008.
KPMG, the principal accountant for the audit of the registrant’s 2009 annual financial statements billed no such fees to the registrant for 2009 and D&T, the principal accountant for the audit of the registrant’s 2008 annual financial statements billed no such fees to the registrant for 2008 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.

(g)	KPMG, the principal accountant for the audit of the registrant’s 2009 annual financial statements billed $255,000 in fiscal 2009 and D&T, the principal accountant for the audit of the registrant’s 2008 annual financial statements billed no such fees in fiscal 2008 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5. Audit Committee of Listed Registrants
Not applicable.

Item 6. Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange

Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Portfolio Series: Fixed Income Active Allocation Fund

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 03/12/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 03/12/2009

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 03/12/2009